ASTON/Montag & Caldwell Growth Fund
INVESTMENT OBJECTIVES
The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/MONTAG & CALDWELL GROWTH FUND	Class N Shares	Class I Shares	Class R Shares
Management Fees	0.66%	0.66%	0.66%
Distribution (12b-1) Fees	0.25%	none	0.50%
Other Expenses	0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.09%	0.84%	1.34%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/MONTAG & CALDWELL GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	111	347	601	1,329
Class I Shares	86	268	466	1,037
Class R Shares	136	425	734	1,613

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57.39%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate.The Fund defines a large-cap company as one having a market capitalization of  $5 billion or more at the time of acquisition. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

■	have a strong history of earnings growth
■	are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
■	have strong balance sheets
■	have a sustainable competitive advantage
■	are currently, or have the potential to become, industry leaders
■	have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class I shares would be higher than the returns of Class N shares and Class R shares, due to distribution fees paid by Class N shares and Class R shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	06/09	14.92%
Worst quarter:	12/08	(20.35)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Return (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/MONTAG & CALDWELL GROWTH FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class N Shares	8.28%	4.37%	0.63%	8.57%	Nov 2, 1994
Class N Shares Return After Taxes on Distributions	8.16%	3.74%	0.31%	8.04%	Nov 2, 1994
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	5.53%	3.71%	0.51%	7.65%	Nov 2, 1994
Class I Shares	8.55%	4.65%	0.90%	6.57%	Jun 28, 1996
Class R Shares	7.98%	4.14%		5.75%	Dec 31, 2002
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from October 31, 1994. Index return for Class I shares' inception, computed from June 30, 1996, is 5.10%. Index return for Class R shares' inception, computed from December 31, 2002, is 7.21%.)	16.71%	3.75%	0.02%	7.28%

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares and Class R shares will vary.

ASTON/Veredus Select Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/VEREDUS SELECT GROWTH FUND		Class N Shares	Class I Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.28%	0.28%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.35%	1.10%
Fee Waiver and/or Expense Reimbursement	[1]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.32%	1.07%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/VEREDUS SELECT GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	134	425	736	1,621
Class I Shares	109	347	603	1,338

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 325.01%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or expected to grow, at an accelerating rate. The Fund defines a mid-cap company as one having a market capitalization of between approximately  $2.5 and  $9 billion at the time of acquisition. The Fund defines a large-cap company as one having a market capitalization of approximately  $9 billion or more at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

■	expanding unit volume growth
■	expanding profit margin potential
■	high or improving cash flow return on investment
■	large markets with high barriers to entry

The Fund may invest in exchange-traded funds ("ETFs") and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline. The Fund's investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

ETF Risk. ETFs seek to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. Shares of an ETF may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	12/10	18.11%
Worst quarter:	12/08	(25.56)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Return (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/VEREDUS SELECT GROWTH FUND	1 Year	5 Years	Since Inception	Inception Date
Class N Shares	23.00%	3.68%	4.63%	Dec 31, 2001
Class N Shares Return After Taxes on Distributions	23.00%	2.71%	4.08%	Dec 31, 2001
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	14.95%	2.68%	3.76%	Dec 31, 2001
Class I Shares	23.17%		5.66%	Sep 11, 2006
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares' inception, computed from August 31, 2006, is 4.29%.)	16.71%	3.75%	2.59%

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/TAMRO Diversified Equity Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ASTON/TAMRO DIVERSIFIED EQUITY FUND Class N Shares
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and/or Expense Reimbursement	[1]	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.21%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rate shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
ASTON/TAMRO DIVERSIFIED EQUITY FUND Class N Shares	123	475	851	1,908

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81.75%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The portfolio managers seek opportunities across the growth/value spectrum, resulting in what is generally considered a diversified "core" portfolio.

The portfolio managers' investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio managers seek securities that meet the specific criteria of one of three investment categories: leaders (leading market share and above average profitability), laggards (companies undergoing a restructuring), and innovators (dedication to introducing new products or services).

The Fund may invest in real estate investment trusts ("REITs"), foreign securities (directly and through depositary receipts), below investment grade securities, and convertible bonds. To a limited extent, the Fund may invest in options on securities and securities indices for hedging purposes or to seek capital appreciation. For example, the portfolio managers may purchase call options on securities they believe possess appreciation potential. Conversely, the portfolio managers may sell covered call options on securities held in the portfolio.

To manage risk, the portfolio managers limit position sizes, diversify across both market sectors and capitalization, and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes. See "Dividends, Distributions and Taxes."

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Calendar Year Total Return

Best quarter:	06/03	19.96%
Worst quarter:	12/08	(23.58)%

The table below indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/TAMRO DIVERSIFIED EQUITY FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class N Shares	20.53%	4.77%	4.52%	5.16%	Nov 30, 2000
Class N Shares Return After Taxes on Distributions	20.53%	4.08%	4.09%	4.74%	Nov 30, 2000
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	13.34%	4.05%	3.87%	4.45%	Nov 30, 2000
Russell 1000 Index(a) (Reflects no deduction for taxes, expenses or fees.)	16.10%	2.59%	1.83%	1.93%

As of June 30, 2009, the Fund changed its name from ASTON/TAMRO All Cap Fund to ASTON/TAMRO Diversified Equity Fund. As of January 1, 2008, the Fund changed its name from ASTON/TAMRO Large Cap Value Fund to ASTON/TAMRO All Cap Fund. Performance prior to such times reflects the Fund's former strategy and the performance may have differed if the current strategy was in place.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide total return through long-term capital appreciation and current income.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON VALUE FUND	Class N Shares	Class I Shares
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses	1.19%	0.94%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	121	378	654	1,443
Class I Shares	96	300	520	1,155

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37.44%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests primarily in equity securities of companies that its portfolio managers believe are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. While the Fund may invest its assets in companies of any size, the portfolio managers generally focus on companies with large capitalizations. The Fund defines a large-cap company as one having a market capitalization of  $5 billion or more at the time of acquisition.

The portfolio managers use a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's:

■	Earnings
■	Cash flow
■	Competitive position
■	Management ability

Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality and other factors may also be considered.

The Fund may invest in real estate investment trusts ("REITs"), convertible securities, preferred stocks and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers generally limit position sizes, diversify among sectors, and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. The Common share class and Investor share class of ASTON Value Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	06/09	15.00%
Worst quarter:	12/08	(19.32)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON VALUE FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class N Shares	11.96%	2.70%	2.85%	7.06%	Jan 4, 1993
Class N Shares Return After Taxes on Distributions	11.73%	1.62%	2.10%	5.36%	Jan 4, 1993
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	8.04%	2.24%	2.33%	5.48%	Jan 4, 1993
Class I Shares	12.25%	2.94%		3.02%	Sep 20, 2005
Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from December 31, 1992. Index return for Class I shares' inception, computed from September 30, 2005, is 1.46%.)	15.51%	1.28%	3.26%	9.13%

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/River Road Dividend All Cap Value Fund
INVESTMENT OBJECTIVES
The Fund seeks to provide high current income and, secondarily, long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND	Class N Shares	Class I Shares
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.15%	0.90%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	117	365	633	1,398
Class I Shares	92	287	498	1,108

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.92%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities with yields that the portfolio managers believe will exceed the Russell 3000 Value Index. The Fund invests primarily in dividend paying common and convertible preferred stocks and real estate investment trusts ("REITs"). The Fund may also invest in foreign securities (directly and through depositary receipts), closed-end funds or other investment companies, publicly traded partnerships and royalty income trusts. Using systematic and dynamic internal research through multiple sources, the portfolio managers narrow the field of companies into a more refined working universe. The portfolio managers then employ a value-driven, bottom-up approach that seeks to identify companies that they believe have certain characteristics including:

■	high, growing dividend yield
■	financial strength
■	priced at a discount to absolute value
■	attractive business model
■	shareholder-oriented management
■	undiscovered, underfollowed, misunderstood companies

To manage risk, the portfolio managers employ a structured sell discipline and a strategy of diversification across market sectors, capitalization size, sovereignty and security type.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Fund Risk. The risks of investment in other funds typically reflect the risk of the types of securities in which the funds invest. Shares of closed-end funds may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in other funds, shareholders of the Fund bear their proportionate share of the other fund's fees and expenses as well as their share of the Fund's fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that they lose their partnership status for tax purposes.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Royalty Income Trust Risk. Investing in royalty income trusts involve risks not typically associated with publicly traded companies. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Royalty income trusts are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	09/09	12.76%
Worst quarter:	12/08	(19.54)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND	1 Year	5 Years	Since Inception	Inception Date
Class N Shares	18.59%	5.32%	5.57%	Jun 28, 2005
Class N Shares Return After Taxes on Distributions	18.15%	4.50%	4.74%	Jun 28, 2005
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	12.58%	4.37%	4.58%	Jun 28, 2005
Class I Shares	19.01%		(0.79%)	Jun 28, 2007
Russell 3000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from June 30, 2005. Index return for Class I shares' inception, computed from June 30, 2007, is (5.23)%.)	16.23%	1.45%	2.23%

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Montag & Caldwell Mid Cap Growth Fund
INVESTMENT OBJECTIVES
The Fund seeks to provide long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND Class N Shares
Management Fees		0.85%
Distribution (12b-1) Fees		0.25%
Other Expenses		2.45%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		3.56%
Fee Waiver and/or Expense Reimbursement	[1]	(2.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.41%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rate shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND Class N Shares	144	892	1,662	3,686

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31.49%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, of between  $2.5 billion and  $10 billion.

The portfolio managers use a bottom-up approach to stock selection and seek high quality, well-established mid-cap companies that:

■	offer a compelling combination of earnings growth and attractive value
■	sell at a discount to intrinsic value
■	exhibit above-median near-term relative earnings strength
■	are leading franchises and have proven management teams, strong finances and attractive long-term secular growth characteristics

The Fund may invest in convertible securities and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE

The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Calendar Year Total Return

Best quarter:	09/09	15.63%
Worst quarter:	12/08	(31.59)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND	1 Year	Since Inception	Inception Date
Class N Shares	26.96%	(1.97%)	Nov 2, 2007
Class N Shares Return After Taxes on Distributions	26.96%	(1.98%)	Nov 2, 2007
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	17.53%	(1.67%)	Nov 2, 2007
Russell Midcap Growth Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from October 31, 2007.)	26.38%	(0.42%)

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/Optimum Mid Cap Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/OPTIMUM MID CAP FUND	Class N Shares	Class I Shares
Management Fees	0.72%	0.72%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.15%	0.90%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/OPTIMUM MID CAP FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	117	365	633	1,398
Class I Shares	92	287	498	1,108

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.82%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The Fund defines a mid-cap company as one having a market capitalization of between  $1 and  $12 billion at the time of acquisition. The portfolio managers select approximately 40 stocks based on bottom-up fundamental analysis.

Important investment criteria include:

■	market share growth
■	attractive valuation
■	low relative leverage
■	focused business franchise
■	experienced management
■	strong or improving financials

The portfolio managers take a long-term approach with a focus on maximizing after-tax returns.

The Fund may invest in small-cap stocks, convertible securities, and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers employ a valuation discipline to limit downside risk, limit position sizes and sector exposure, and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	06/03	30.10%
Worst quarter:	12/08	(29.83)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/OPTIMUM MID CAP FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class N Shares	23.02%	9.78%	9.96%	12.86%	Sep 19, 1994
Class N Shares Return After Taxes on Distributions	22.93%	9.22%	9.53%	11.57%	Sep 19, 1994
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	15.08%	8.41%	8.78%	10.98%	Sep 19, 1994
Class I Shares	23.32%	10.06%		9.04%	Jul 6, 2004
S&P MidCap 400 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from September 30, 1994. Index return for Class I shares' inception, computed from June 30, 2004, is 7.84%.)	26.64%	5.73%	7.16%	12.15%

Optimum Investment Advisors, LLC became the subadviser in October 2003. Performance prior to that date reflects the performance of a previous subadviser. However, Ms. Zerhusen has served as a portfolio manager since 1999.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Cardinal Mid Cap Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of total return.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ASTON/CARDINAL MID CAP VALUE FUND Class N Shares
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		6.49%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		7.66%
Fee Waiver and/or Expense Reimbursement	[1]	(6.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.42%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rate shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
ASTON/CARDINAL MID CAP VALUE FUND Class N Shares	145	1,689	3,153	6,485

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.23%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index changes constantly, and the capitalization of mid-cap companies in which the Fund will invest will also change. As of December 31, 2010, the market capitalization range of the Russell Midcap Value Index was approximately  $251 million to  $17 billion.

The portfolio managers use a value investment strategy based on proprietary fundamental research. Value investing involves buying stocks that are out of favor or undervalued relative to their peers. The portfolio managers emphasize companies with the ability to generate free cash flow and to redeploy such cash to enhance value. The portfolio managers also look for the following characteristics:

■	Stable and predictable business model
■	Motivated and competent management
■	Unduly depressed valuation
■	Catalyst for positive market reevaluation

The Fund may invest in foreign securities through depositary receipts.

To manage risk, the portfolio managers adhere to a strong buy, hold and sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Calendar Year Total Return

Best quarter:	09/09	14.33%
Worst quarter:	12/08	(23.86)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/CARDINAL MID CAP VALUE FUND	1 Year	Since Inception	Inception Date
Class N Shares	18.50%	(2.06%)	Nov 2, 2007
Class N Shares Return After Taxes on Distributions	18.43%	(2.15%)	Nov 2, 2007
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	12.13%	(1.76%)	Nov 2, 2007
Russell Midcap Value Index (Reflects no deduction for taxes, expenses or fees. Index data computed from October 31, 2007.)	24.75%	(1.10%)

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/Veredus Aggressive Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/VEREDUS AGGRESSIVE GROWTH FUND		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.38%	0.38%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.64%	1.39%
Fee Waiver and/or Expense Reimbursement	[1]	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.50%	1.25%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/VEREDUS AGGRESSIVE GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	153	504	879	1,932
Class I Shares	127	426	747	1,656

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 187.83%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerating rate.The Fund defines a small-cap company as one having a market capitalization of less than  $2.5 billion at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

■	expanding unit volume growth
■	expanding profit margin potential
■	high or improving cash flow return on investment
■	large markets with high barriers to entry

The Fund may also invest in equity securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization of between approximately  $2.5 to  $9 billion at the time of acquisition. Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or group of related sectors that react similarly to market, economic or other events.

The Fund may invest in exchange-traded funds ("ETFs") and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline. The Fund's investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund.There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

ETF Risk. ETFs seek to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. Shares of an ETF may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	09/09	30.94%
Worst quarter:	12/08	-26.00%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/VEREDUS AGGRESSIVE GROWTH FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class N Shares	27.38%	1.49%	(0.67%)	8.27%	Jun 30, 1998
Class N Shares Return After Taxes on Distributions	27.38%	(0.10%)	(1.44%)	6.73%	Jun 30, 1998
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	17.80%	0.78%	(0.80%)	6.59%	Jun 30, 1998
Class I Shares	27.71%	1.76%		1.86%	Oct 5, 2001
Russell 2000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares' inception, computed from September 30, 2001, is 7.86%.)	29.09%	5.30%	3.78%	3.54%

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Crosswind Small Cap Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ASTON/CROSSWIND SMALL CAP GROWTH FUND Class N Shares
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1][2]	12.09%
Acquired Fund Fees and Expenses	[1][2]	0.01%
Total Annual Fund Operating Expenses	[1][2]	13.35%
Fee Waiver and/or Expense Reimbursement	[1][2]	(11.99%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.36%
[1]	Other expenses are estimated for the current fiscal year.
[2]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rate shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
ASTON/CROSSWIND SMALL CAP GROWTH FUND Class N Shares	138	2,679	4,814	8,772

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund defines a small cap company as one with a market capitalization below  $3 billion at the time of acquisition. The portfolio manager seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential. The portfolio manager utilizes a fundamental bottom-up security selection process to identify characteristics such as: improving financials, a sustainable competitive advantage, a high quality proven management team and a catalyst for recognition. The process also applies a valuation framework to each security that meets the criteria of the fundamental research process.

The Fund may also invest in mid-cap stocks, including companies with a market capitalization up to  $10 billion at the time of acquisition.

To manage risk, the portfolio manager employs a strategy of diversification, and adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE
The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's semi-annual report dated April 30, 2011.

ASTON/TAMRO Small Cap Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/TAMRO SMALL CAP FUND	Class N Shares	Class I Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	1.34%	1.09%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/TAMRO SMALL CAP FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	136	425	734	1,613
Class I Shares	111	347	601	1,329

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62.13%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies. The Fund defines companies with market capitalizations of up to  $2.75 billion, at the time of acquisition, to be small-cap companies. The portfolio managers seek opportunities across the growth/value spectrum, resulting in what is generally considered a "core" portfolio.

The portfolio managers' investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio managers seek securities that meet the specific criteria of one of three investment categories:

■	Leaders (leading market share and above average profitability)
■	Laggards (companies undergoing a restructuring)
■	Innovators (dedication to introducing new products or services)

The Fund may invest in real estate investment trusts ("REITs"), foreign securities (directly and through depositary receipts), convertible bonds, securities outside the small-cap range and cash-equivalent securities.

To manage risk, the portfolio managers limit position sizes, diversify across market sectors and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Returns

Best quarter:	06/03	25.28%
Worst quarter:	12/08	(25.91)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/TAMRO SMALL CAP FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class N Shares	31.26%	8.27%	10.44%	11.32%	Nov 30, 2000
Class N Shares Return After Taxes on Distributions	30.86%	7.86%	9.71%	10.58%	Nov 30, 2000
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	20.87%	7.14%	9.00%	9.82%	Nov 30, 2000
Class I Shares	31.55%	8.56%		8.12%	Jan 4, 2005
Russell 2000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I Shares' inception, computed from December 31, 2004, is 4.49%.)	26.85%	4.47%	6.33%	7.15%

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/River Road Select Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/RIVER ROAD SELECT VALUE FUND	Class N Shares	Class I Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.16%	0.16%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.42%	1.17%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/RIVER ROAD SELECT VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	145	449	776	1,702
Class I Shares	119	372	644	1,420

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53.73%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies with market capitalizations of less than  $6 billion at the time of acquisition that the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed  $6 billion, real estate investment trusts ("REITs"), convertible securities and foreign securities (directly and through depositary receipts).

Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe. The portfolio managers then employ a value-driven, bottom-up fundamental approach that seeks to identify certain characteristics including:

■	priced at a discount to absolute value
■	attractive business model
■	shareholder-oriented management
■	financial strength
■	undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of diversification, and adhere to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund.There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class I shares would be higher than the returns of Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	06/09	12.76%
Worst quarter:	12/08	(22.40)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/RIVER ROAD SELECT VALUE FUND	1 Year	Since Inception	Inception Date
Class N Shares	21.65%	(0.35%)	Mar 29, 2007
Class N Shares Return After Taxes on Distributions	21.44%	(0.40%)	Mar 29, 2007
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	14.35%	(0.30%)	Mar 29, 2007
Class I Shares	22.03%	(1.54%)	Jun 28, 2007
Russell 2500 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from March 31, 2007. Index return for Class I shares' inception, computed from June 30, 2007, is (1.53)%.)	24.82%	(0.67%)
Russell 2000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from March 31, 2007. Index return for Class I shares' inception, computed from June 30, 2007, is (2.13)%.)	24.50%	(1.39%)

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/River Road Small Cap Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/RIVER ROAD SMALL CAP VALUE FUND	Class N Shares	Class I Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.24%	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.40%	1.15%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/RIVER ROAD SMALL CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	143	443	766	1,680
Class I Shares	117	365	633	1,398

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.05%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund considers companies with market capitalizations below  $3 billion at the time of acquisition to be small-cap. The Fund may also invest in mid-cap stocks, real estate investment trusts ("REITs"), convertible securities, exchange-traded funds ("ETFs"), closed-end funds and foreign securities (directly and through depositary receipts). The Fund considers companies with market capitalizations between  $3 billion and  $6 billion at the time of acquisition to be mid-cap companies. Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe. The portfolio managers employ a value-driven, bottom-up fundamental approach that seeks to identify certain characteristics including:

■	priced at a discount to absolute value
■	attractive business model
■	shareholder-oriented management
■	financial strength
■	undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of diversification, and adhere to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund.There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	06/09	16.81%
Worst quarter:	12/08	(22.89)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/RIVER ROAD SMALL CAP VALUE FUND	1 Year	5 Years	Since Inception	Inception Date
Class N Shares	19.08%	4.36%	5.60%	Jun 28, 2005
Class N Shares Return After Taxes on Distributions	19.03%	4.06%	5.33%	Jun 28, 2005
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	12.47%	3.63%	4.73%	Jun 28, 2005
Class I Shares	19.35%		(0.70%)	Dec 13, 2006
Russell 2000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from June 30, 2005. Index return for Class I shares' inception, computed from November 30, 2006, is (0.72)%.)	24.50%	3.52%	3.89%

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Neptune International Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ASTON/NEPTUNE INTERNATIONAL FUND	Class N Shares	Class I Shares
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/NEPTUNE INTERNATIONAL FUND		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		7.32%	7.32%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		8.59%	8.34%
Fee Waiver and/or Expense Reimbursement	[1]	(7.30%)	(7.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.29%	1.04%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/NEPTUNE INTERNATIONAL FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	131	1,850	3,447	6,964
Class I Shares	106	1,783	3,349	6,830

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.94%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of non-U.S. companies located throughout the world, including emerging markets. The Fund emphasizes securities of issuers in Europe, Australasia, and Far East ("EAFE") countries, but may invest in securities of issuers in any country, including the Russian Federation (primarily through depositary receipts).

The portfolio manager employs a disciplined team-based investment process that combines a top-down industry sector analysis and bottom-up stock selection. The Fund invests primarily in common stocks, but may invest to a lesser degree in convertible securities, preferred stocks and other equity securities.

The investment process is based on a global sector view. The portfolio manager uses top-down analysis to evaluate key global sectors with an emphasis on macroeconomics and growth prospects for different industries. Allocation among countries or geographic areas is a residual of the investment process and is unconstrained relative to the benchmark. As a result of this process, the Fund may invest a material amount of its assets in a single country and/or geographical area. Under normal circumstances, the Fund will invest in at least five countries outside of the U.S.

Within the targeted sectors, individual stocks are selected based on bottom-up fundamental analysis. The portfolio manager emphasizes stocks with above-average sustainable growth rates (i.e., growth stocks). The portfolio manager seeks to identify companies with one or more of the following characteristics:

■	strong competitive position
■	market leader in industry with strong growth prospects
■	potential for future growth

The market capitalization of companies held by the Fund will be a residual of the investment process. Although the Fund may invest in companies across all market capitalizations, the investment process is biased towards mid- to large-cap stocks. The Fund defines a mid-cap company as one having a market capitalization between  $1.5 billion and  $5 billion at the time of acquisition. The Fund defines a large-cap company as one having a market capitalization of  $5 billion or more at the time of acquisition.

PRINCIPAL RISKS

You could lose money by investing in the Fund.There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

■	economic structures that are less diverse and mature than developed countries
■	less stable political systems and less developed legal systems
■	national policies that may restrict foreign investment
■	wide fluctuations in the value of investments
■	smaller securities markets making investments less liquid
■	special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE

The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class I Shares Calendar Year Total Return

Best quarter:	6/09	22.50%
Worst quarter:	9/08	(30.22)%

The following table indicates how the Funds average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/NEPTUNE INTERNATIONAL FUND	1 Year	Since Inception	Inception Date
Class I Shares	21.95%	(1.61%)	Aug 6, 2007
Class I Shares Return After Taxes on Distributions	21.75%	(2.04%)	Aug 6, 2007
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	14.53%	(1.46%)	Aug 6, 2007
Class N Shares	21.60%	(6.90%)	Jun 17, 2008
MSCI EAFE and Emerging Markets Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares is computed from July 31, 2007. Index return for Class N shares' inception, computed from June 30, 2008, is (2.00)%.)	10.42%	(3.74%)

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for Class N shares will vary.

ASTON/Barings International Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide total return.
FEES AND EXPENSES
The table below describes the fee and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ASTON/BARINGS INTERNATIONAL FUND	Class N Shares	Class I Shares
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/BARINGS INTERNATIONAL FUND		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.47%	0.47%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.73%	1.48%
Fee Waiver and/or Expense Reimbursement	[1]	(0.32%)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.41%	1.16%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/BARINGS INTERNATIONAL FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	144	514	909	2,014
Class I Shares	118	437	778	1,741

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65.32%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stock and other equity securities of non-U.S. companies.

The portfolio managers employ a growth at a reasonable price ("GARP") strategy. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. The investment process combines bottom-up and top-down analysis. Bottom-up analysis is based on global company research that seeks to identify positive catalysts for outperformance or earnings surprise based on both growth and value factors. Top-down analysis seeks to assess the relative attractiveness of countries and sectors.

The Fund may invest in companies of all sizes and market capitalization levels. The Fund's investment strategies may result in high portfolio turnover. The Fund invests primarily in companies in Europe, Australasia, Middle East and the Far East ("EAFE") and emerging markets. Under normal conditions, the Fund will invest in issuers from at least five countries excluding the U.S.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

■	economic structures that are less diverse and mature than developed countries
■	less stable political systems and less developed legal systems
■	national policies that may restrict foreign investment
■	wide fluctuations in the value of investments
■	smaller securities markets making investments less liquid
■	special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GARP Style Risk. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by a fund for one year or less minus any net capital losses on securities held or treated as held by a fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE

The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class N shares would be lower than the returns of the Class I shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class I Shares Calendar Year Total Return

Best quarter:	06/09	20.89%
Worst quarter:	09/08	(22.66)%

The following table indicates how the Fund's average annual returns of Class I shares for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/BARINGS INTERNATIONAL FUND		1 Year	Since Inception	Inception Date
Class I Shares	[1]	8.24%	(9.03%)	Nov 2, 2007
Class I Shares Return After Taxes on Distributions	[1]	7.80%	(9.16%)	Nov 2, 2007
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	5.70%	(7.58%)	Nov 2, 2007
MSCI EAFE Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from October 31, 2007.)	[1]	7.75%	(8.30%)
[1]	Class N shares commenced operations on March 3, 2010, and therefore no returns are shown for Class N shares.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON Dynamic Allocation Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON DYNAMIC ALLOCATION FUND		Class N Shares	Class I Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.40%	0.40%	[1]
Acquired Fund Fees and Expenses		0.33%	0.33%
Total Annual Fund Operating Expenses		1.78%	1.53%
Fee Waiver and/or Expense Reimbursement	[2]	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.63%	1.38%
[1]	Other expenses are estimated for the current fiscal year.
[2]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON DYNAMIC ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	166	546	950	2,082
Class I Shares	140	469	820	1,811

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 519.43%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing primarily in exchange-traded funds ("ETFs") that represent a variety of asset classes and investment styles. Under normal circumstances, the Fund invests at least 80% of its assets in shares of ETFs. An ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. ETFs offer investment in a wide variety of asset classes, including: a wide range of market capitalizations, equity, international, commodities, real estate, fixed income, derivatives and currency. The Fund may also invest in leveraged or inverse ETFs. As new ETF products become available, the asset classes available to the Fund will expand. In addition, the Fund may also utilize exchange-listed put and call options, on a limited basis, to hedge and/or to increase equity exposure.

The portfolio manager uses quantitative and qualitative fundamental analysis to select securities from the available universe of ETFs traded on U.S. markets. The portfolio is constructed by applying a proprietary mathematical investment process to select a portfolio of ETFs in a more efficient combination than the Fund's composite market benchmark. The goal of the proprietary mathematical process is to create an optimal portfolio that is designed to produce returns in excess of its market benchmark with an equal or lesser amount of risk. The Fund's investment strategies may result in high portfolio turnover.

Because the Fund places primary emphasis on capital appreciation, the Fund expects to allocate a significant portion of its assets to underlying funds that emphasize stocks and to allocate a lesser proportion of its assets to underlying funds that emphasize bonds. Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or a group of related sectors that react similarly to market, economic or other events. The Fund may invest without limit in cash, cash equivalents and money market instruments when favorable investment opportunities are not available.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Aggressive ETF Investment Technique Risk. Investing in ETFs that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity ETF Risk. Investing in ETFs that invest long or short in the commodities market and investing in commodity linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. ETFs may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund's ability to invest in ETFs that invest in the commodities market and its ability to invest in commodity linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Credit ETF Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield. When underlying ETFs use derivatives instruments to seek credit exposure to underlying issuers, they are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying ETFs invest in asset-backed securities, mortgage-backed securities and CMOs, the ETFs are subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended affect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Equity ETF Risk.

■

Market Risk. Overall stock market risks affect the value of ETFs, and thus the share price of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

■

Small and Mid-Cap Company Risk. Investing in ETFs that own securities of small and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

■

Foreign Securities Risk. Investing in ETFs that invest in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

■

Emerging Market Risk. The Fund may invest in ETFs that invest in issuers located in emerging markets. Emerging market countries may have relatively unstable governments, less diverse economies and less liquid securities markets. Companies in emerging markets are often smaller, less seasoned and more recently organized.

Fixed Income ETF Risk. Investing in ETFs that own fixed income securities subject the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Fund-of-Funds Structure Risk. Your cost of investing in a fund that invests in ETFs will be higher than the cost of investing directly in the underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Shareholders of the Fund bear their proportionate share of an ETF's fees and expenses as well as their share of the Fund's fees and expenses. Also, the Fund may be prevented from fully allocating assets to an ETF due to fund-of-funds investment limitations. The risks of investing in ETFs typically reflect the risks of the types of securities in which the ETFs invest.

Inverse ETF Risk. Inverse or "short" ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Similar to the risks presented by short sales of securities, inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

Real Estate ETF Risk. ETFs investing in securities of real estate investment trusts ("REITs") may be affected by changes in the value of the REIT's underlying properties and by defaults by borrowers or tenants. ETFs may invest in REITs with limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self liquidations. The return of a REIT ETF may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REIT ETFs generally will be taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. Investing in sector-specific funds may entail greater risks than investing in funds diversified across sectors. ETFs that invest in a limited number of industries within a sector may be subject to a greater level of market risk and their performance may be more volatile than funds that do not concentrate their investments in a specific sector.

Tracking Risk. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by ETFs may, from time to time, temporarily be unavailable, which may further impede an ETFs' ability to track their applicable indices.

Trading Discount Risk. The market value of ETF shares may differ from net asset value. This difference in price may be due to the fact that ETF shares supply and demand is not always identical to supply and demand for an ETF's underlying basket of securities. At times, an ETF's shares may trade at a premium or discount to its net asset value.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	09/09	9.12%
Worst quarter:	06/10	(6.77)%

The table below indicates how the Fund's average annual return for the calendar period compared to the returns of broad-based securities market indices.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON DYNAMIC ALLOCATION FUND		1 Year	Since Inception	Inception Date
Class N Shares	[1]	9.29%	2.31%	Jan 10, 2008
Class N Shares Return After Taxes on Distributions	[1]	8.20%	0.96%	Jan 10, 2008
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.28%	1.22%	Jan 10, 2008
Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from December 31, 2007.)	[1]	6.54%	5.90%
MSCI World Ex-US Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from December 31, 2007.)	[1]	8.95%	(6.33%)
Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from December 31, 2007.)	[1]	16.93%	(2.01%)
35% Russell 3000 Index / 35% MSCI World Ex-US Index / 30% Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from December 31, 2007.)	[1]	11.54%	(0.58%)
[1]	Class I shares commenced on November 2, 2010, and therefore no returns are shown for Class I shares.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/M.D. Sass Enhanced Equity Fund
INVESTMENT OBJECTIVE
The Fund seeks total return through a combination of a high level of current income and capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/M.D. SASS ENHANCED EQUITY FUND	Class N Shares	Class I Shares
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.41%	0.41%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.37%	1.12%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/M.D. SASS ENHANCED EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	139	434	750	1,646
Class I Shares	114	356	617	1,363

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.33%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing primarily in a diversified portfolio of large-cap and mid-cap equity securities traded in U.S. markets and by writing covered call options on a substantial portion of the Fund's long equity portfolio. The portfolio managers focus on companies with regular quarterly dividends and with market capitalizations of  $4 billion or more. The Fund places primary emphasis on the generation of income. Option premiums and dividend income are expected to constitute a significant portion of total return. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.

Equity Selection

The portfolio manager selects equity securities using a bottom-up investment approach focusing on the fundamentals of each company. The portfolio manager emphasizes a company's current dividend yield, free cash flow and stability. The Fund may invest in equity securities of foreign issuers that are traded in U.S. markets.

Covered Call Strategy

On an ongoing and consistent basis, the portfolio manager intends to write (sell) covered call options on a substantial portion of the Fund's long equity portfolio as a means of enhancing return. Call options are contracts that give the holder (buyer) of the option, in return for payment of a premium, the right, but not the obligation, to purchase from the writer of the option the security underlying the option at a specified exercise price prior to the expiration date. As the writer of a call option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised, the Fund is not required to deliver the underlying security but retains the premium received.

The Fund generally writes covered call options that are out-of-the money to generate premium income for the Fund. A call option is out-of-the money if the exercise price is above the current market price for the underlying security. The Fund will generally buy back call options that reach the exercise price, in lieu of allowing them to be exercised, and write a new option at a higher exercise price.

In addition to writing covered call options, the Fund may also use certain derivatives transactions for hedging purposes or to seek total return. The portfolio manager currently intends to purchase put options on securities in the Fund's portfolio and put options on securities indices.

The portfolio managers actively manage risk and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Covered Call Option Risk. Investments in covered calls involve certain risks. These risks include:

■

By selling covered call options, the Fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its current market price.

■

A liquid market may not exist for options held by the Fund. If the Fund is not able to close out an options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

■

The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund generally will hold the stocks underlying the call options, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

■

Because the Fund will have no control over the exercise of the call options, it may be forced to realize the capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes.

If the Fund generates premiums from its sale of call options, these premiums typically will result in short-term capital gains for federal income tax purposes. Distributions of net short-term capital gain are taxable to shareholders as ordinary income for federal income tax purposes. Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the Fund will have no control over the exercise of the call options, it may be forced to realize capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes. The Fund's portfolio turnover rate does not take into account short-term capital gains generated from premiums on the sale of call options. The Fund is not designed for investors seeking a tax efficient investment.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	06/09	18.93%
Worst quarter:	03/09	(7.13)%

The following table indicates how the Fund's average annual return for the calendar period compared to the returns of broad-based securities market indices.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/M.D. SASS ENHANCED EQUITY FUND		1 Year	Since Inception	Inception Date
Class N Shares	[1]	9.48%	2.95%	Jan 15, 2008
Class N Shares Return After Taxes on Distributions	[1]	7.98%	1.23%	Jan 15, 2008
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.52%	1.49%	Jan 15, 2008
Standard & Poor's (S&P) 500 Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from December 31, 2007.)	[1]	15.08%	(2.84%)
[1]	Class I shares commenced operations on March 3, 2010, and therefore no returns are shown for Class I shares.

As of June 1, 2009, the Fund changed its name from ASTON/MB Enhanced Equity Income Fund to ASTON/M.D. Sass Enhanced Equity Fund and M.D. Sass Investors Services, Inc. became the subadviser. Performance prior to that date reflects the performance of a previous subadviser.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/New Century Absolute Return ETF Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide positive total return.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND Class N Shares
Management Fees	[1]	1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.68%
Acquired Fund Fees and Expenses		0.41%
Total Annual Fund Operating Expenses		2.34%
Fee Waiver and/or Expense Reimbursement	[2]	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.91%
[1]	The subadvisory agreement provides that for each full calendar year of operations, if in any such period the Fund had a total return (before taxes) of less than zero, then the subadviser will waive its fee in its entirety for the next succeeding calendar year. For any period when this waiver is in effect, the adviser has agreed to reduce its advisory fee to 0.15% for the next succeeding calendar year. Based on these terms, no waiver is in effect for the 2011 calendar year. The adviser may not terminate this agreement before its current term ending December 31, 2011.
[2]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the date such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commenced of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND Class N Shares	194	689	1,211	2,643

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 338.88%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in shares of exchange-traded funds ("ETFs"). An ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. ETFs offer investment in a wide variety of asset classes, including: a wide range of market capitalizations, equity, international, commodities, real estate, fixed income, derivatives and currency. ETFs may also offer leveraged or inverse (or short) exposure to a particular asset class. As new ETF products become available, the asset classes available to the Fund will expand.

The Fund pursues its investment objective by seeking to identify ETFs with a high probability of producing positive returns over an extended period of time within certain risk constraints. The portfolio manager uses a quantitative investment process to select securities and construct the portfolio. The portfolio manager first determines the eligible universe of securities for investment. To be eligible for inclusion in the portfolio, shares of ETFs must be traded on a U.S. exchange. The portfolio manager also considers correlation with other ETFs in the universe. The portfolio manager then determines the securities in the universe that are candidates for the portfolio, based on minimum liquidity and trading requirements. The candidates are analyzed daily for buy and sell signals. The strategy seeks to identify patterns of price behavior and trading volume, which the subadviser believes are indicative of stock price movement.

The portfolio manager determines whether or not to implement a buy signal based on the availability of cash for investment, trading costs and other factors. Full positions may be implemented gradually and may take up to three buy signals to complete. The Fund's investment strategies may result in high portfolio turnover.

Although the Fund normally expects to hold ETFs representing a range of asset classes and investment styles, allocations among asset classes and styles are a residual of the investment process. In some circumstances, the Fund may hold ETFs representing a limited number of asset classes or investment styles. Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or a group of related sectors that react similarly to market, economic or other events.

To manage risk, the portfolio manager adheres to a strong sell discipline. With each sell signal, the portfolio manager will sell a portion of a position, generally with the entire position liquidated by the third sell signal. The portfolio manager may seek to hedge its exposure to certain asset classes by investing in ETFs that seek inverse (or short) exposure to that asset class.

The Fund may write (sell) exchange-listed covered call options on long ETF positions held in the Fund's portfolio as a means of seeking to enhance return. Call options are contracts that give the holder (buyer) of the option, in return for payment of a premium, the right, but not the obligation, to purchase from the writer of the option the security underlying the option at a specified exercise price prior to the expiration date. As the writer of a call option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised, the Fund is not required to deliver the underlying security but retains the premium received.

The Fund generally writes covered call options that are out-of-the money to generate premium income for the Fund. A call option is out-of-the money if the exercise price is above the current market price for the underlying security. The Fund expects to use covered call options in declining markets as a means of seeking to enhance return.

In addition to writing covered call options, the Fund may also use certain derivatives transactions for hedging purposes or to seek total return. The portfolio manager currently intends to purchase call and put options on securities in the Fund's portfolio and call and put options on securities indices.

During periods in which sufficient opportunities are not identified to fully invest the portfolio, residual assets will be held in cash or cash equivalents.

PRINCIPAL RISKS

You could lose money by investing in the Fund.There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Aggressive ETF Investment Technique Risk. Investing in ETFs that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity ETF Risk. Investing in ETFs that invest long or short in the commodities market and investing in commodity linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. ETFs may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments.

Covered Call Option Risk. Investments in covered calls involve certain risks. These risks include:

■

By selling covered call options, the Fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price that the Fund realizes from the sale of stock upon exercise of the option could be substantially below its current market price.

■

A liquid market may not exist for options held by the Fund. If the Fund is not able to close out an options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

■

The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund generally will hold the stocks underlying the call options, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

■

Because the Fund will have no control over the exercise of the call options, it may be forced to realize the capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes.

If the Fund generates premiums from its sale of call options, these premiums typically will result in short-term capital gains for federal income tax purposes. Distributions of net short-term capital gain are taxable to shareholders as ordinary income for federal income tax purposes. Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the Fund will have no control over the exercise of the call options, it may be forced to realize capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes. The Fund is not designed for investors seeking a tax efficient investment.

Credit ETF Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield. When underlying ETFs use derivatives instruments to seek credit exposure to underlying issuers, they are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying ETFs invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the ETFs are subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty to the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Equity ETF Risk.

■

Market Risk. Overall stock market risks affect the value of ETFs, and thus the share price of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

■

Small and Mid-Cap Company Risk. Investing in ETFs that own securities of small and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

■

Foreign Securities Risk. Investing in ETFs that invest in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

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Emerging Market Risk. The Fund may invest in ETFs that invest in issuers located in emerging markets. Emerging market countries may have relatively unstable governments, less diverse economies and less liquid securities markets. Companies in emerging markets are often smaller, less seasoned and more recently organized.

Fixed Income ETF Risk. Investing in ETFs that own fixed income securities subject the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Fund-of-Funds Structure Risk. Your cost of investing in a fund that invests in ETFs will be higher than the cost of investing directly in the underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Shareholders of the Fund bear their proportionate share of an ETF's fees and expenses as well as their share of the Fund's fees and expenses. Also, the fund may be prevented from fully allocating assets to an ETF due to fund-of-funds investment limitations. The risks of investing in ETFs typically reflect the risks of the types of securities in which the ETFs invest.

Inverse ETF Risk. Inverse or "short" ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Similar to the risks presented by short sales of securities, inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

Real Estate ETF Risk. ETFs investing in securities of real estate investment trusts ("REITs") may be affected by changes in the value of the REIT's underlying properties and by defaults by borrowers or tenants. ETFs may invest in REITs with limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self liquidations. The return of a REIT ETF may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REIT ETFs generally will be taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. Investing in sector-specific funds may entail greater risks than investing in funds diversified across sectors. ETFs that may invest in a limited number of industries within a sector may be subject to a greater level of market risk and their performance may be more volatile than the funds that do not concentrate their investments in a specific sector.

Tracking Risk. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by ETFs may, from time to time, temporarily be unavailable, which may further impede an ETFs' ability to track their applicable indices.

Trading Discount Risk. The market value of ETF shares may differ from net asset value. This difference in price may be due to the fact that ETF shares supply and demand is not always identical to supply and demand for an ETF's underlying basket of securities. At times, an ETF's shares may trade at a premium or discount to its net asset value.

FUND PERFORMANCE

The bar chart shows the performance of the Fund for the period shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Calendar Year Total Return

Best quarter:	06/09	13.12%
Worst quarter:	06/10	(12.03)%

The table below indicates how the Fund's average annual return for the calendar period compared to the returns of broad-based securities market indices.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND	1 Year	Since Inception	Inception Date
Class N Shares	10.71%	2.26%	Mar 4, 2008
Class N Shares Return After Taxes on Distributions	10.69%	2.12%	Mar 4, 2008
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	6.99%	1.87%	Mar 4, 2008
Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from February 29, 2008.)	16.93%	1.17%
60% MSCI All Country World Index/40% Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from February 29, 2008.)	10.77%	1.87%

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/Lake Partners LASSO Alternatives Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term total return with reduced correlation to the conventional stock and bond markets.
FEES AND EXPENSES
The table below describes the fee and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		1.23%	1.23%
Acquired Fund Fees and Expenses		1.34%	1.34%
Total Annual Fund Operating Expenses		3.82%	3.57%
Fee Waiver and/or Expense Reimbursement	[1]	(1.03%)	(1.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.79%	2.54%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table to the extent that ordinary operating expenses, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	282	1,072	1,881	3,988
Class I Shares	257	999	1,763	3,769

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 116.68%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is structured as a fund-of-funds. Under normal circumstances, the Fund pursues its objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"), that use alternative or hedging strategies ("Hedged Mutual Funds"). The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which provide exposure to hedging or alternative investment strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets in Hedged Mutual Funds and other investments with exposure to hedging or alternative investment strategies. The Fund's strategy is implemented by the subadviser using its proprietary LASSO®, Long and Short Strategic Opportunities®, strategy. The LASSO strategy is intended to produce long-term total returns with lower volatility and/or reduced correlations compared to conventional equity and fixed income asset classes across a variety of market climates.

Hedging strategies used by underlying funds include the use of short selling, options, futures, derivatives or similar instruments to mitigate risk. Alternative investment strategies include long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; illiquid, private placement or distressed securities; and other investments and investment techniques that are expected to have reduced correlation with major market indices. The Fund generally seeks to maintain net equity exposure ranging between twenty percent to fifty percent of net assets.

The subadviser employs a "top down" and "bottom up" approach to underlying fund selection. Top down measures include an assessment of economic trends and market opportunities and an evaluation of strategy dynamics and risks. The bottom up portion of the investment process involves both qualitative and quantitative measures. In selecting underlying funds the subadviser looks at certain criteria, including consistency of performance, on both an absolute and relative basis, changes in volatility and correlations over time, investment style of the underlying fund including the investment process and portfolio characteristics, character of the underlying fund manager and transparency with investors and sound organizational structure. To manage risk, the subadviser monitors volatility and net equity exposure, maintains a diversified portfolio, utilizes a dynamic and flexible allocation process across changing investment environments and applies judgment to a strong sell discipline. The Fund's investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund. The risks discussed below for the underlying funds expose the Fund to the same risks.

Aggressive Investment Technique Risk. Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes an underlying fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity Risk. Investing in underlying funds that invest long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject an underlying fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund's ability to invest in underlying funds that invest in the commodities market and its ability to invest in commodities linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield. When underlying funds use derivatives instruments to seek credit exposure to underlying issuers, the underlying funds are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying funds invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the underlying funds are subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Currency Risk. The value of the securities held by an underlying fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that an underlying fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the underlying fund to the effects of leverage, which could increase the underlying fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subject the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the underlying fund. The use of derivatives can magnify gains or losses.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in exchange-traded funds ("ETFs") and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.

Exchange-Traded Note Risk. The returns of exchange-traded notes ("ETNs") are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer's credit quality or a downgrade in the issuer's credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs' fees and expenses as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Fixed Income Risk. Investing in underlying funds that invest long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Investing in underlying funds that invest long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

Fund-of-Funds Structure Risk. Your cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds. Furthermore, the Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the underlying fund's value or prevent the fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the adviser's skill in selecting managers and the subadviser's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund's share price. An underlying fund may decline in value even when the value of stocks or bonds in general are rising. Overall financial market risks affect the value of the underlying funds and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-Diversified Risk. An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of securities by the Fund or underlying funds may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

Short Sales Risk. The underlying funds may sell securities short. Short sales involve the risk that an underlying fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by an underlying fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If underlying funds take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, an underlying fund's potential losses could exceed those of mutual funds that hold only long positions.

FUND PERFORMANCE

The bar chart shows the performance of the Class I shares of the Fund for the period shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class N shares would be lower than the returns of the Class I shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class I Shares Calendar Year Total Return

Best quarter:	09/10	5.38%
Worst quarter:	06/10	(4.62)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND		1 Year	Since Inception	Inception Date
Class I Shares	[1]	8.79%	13.63%	Apr 1, 2009
Class I Shares Return After Taxes on Distributions	[1]	8.32%	13.11%	Apr 1, 2009
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	5.73%	11.38%	Apr 1, 2009
HFRX Equity Hedge Index (Reflects no deduction for taxes, expenses or fees. Index data.)	[1]	8.93%	11.74%
[1]	Class N shares commenced operations on March 3, 2010, and therefore no returns are shown for Class N shares.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/Fortis Real Estate Fund
INVESTMENT OBJECTIVE
The Fund seeks total return through a combination of growth and income.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ASTON/FORTIS REAL ESTATE FUND	Class N Shares	Class I Shares
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/FORTIS REAL ESTATE FUND		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.43%	0.43%
Total Annual Fund Operating Expenses		1.68%	1.43%
Fee Waiver and/or Expense Reimbursement	[1]	(0.31%)	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.37%	1.12%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/FORTIS REAL ESTATE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	139	499	883	1,961
Class I Shares	114	422	752	1,686

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75.30%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in real estate investment trusts ("REITs") and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector. The portfolio managers do not invest the Fund's assets in real estate directly. In selecting securities for the Fund, the portfolio managers analyze long-term trends in property types and geographic regions. The portfolio managers use a combination of a top-down and a bottom-up approach emphasizing growth and/or GARP style investing. The Fund is classified as non-diversified.

Top-down approach involves:

■	analyzing demographic and economic trends
■	reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves researching individual companies, focusing on companies with:

■	revenues primarily derived from real estate related activities
■	a significant portion of revenues from rental income

■	management stake in performance
■	a strong balance sheet and/or consistent earnings
■	internal growth prospects
■	potential growth from acquisition or development
■	free cash flow

The Fund may invest in foreign securities (directly and through depositary receipts).

Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or a group of related sectors that react similarly to market, economic or other events. To manage risk, the portfolio managers employ a strategy of sector and position constraints, and adhere to a strong sell discipline. The Fund's investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GARP Style Risk. Growth at a reasonable price ("GARP") investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. The Common share class and Investor share class of ASTON/Fortis Real Estate Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	09/09	31.09%
Worst quarter:	12/08	(39.07)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/FORTIS REAL ESTATE FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class N Shares	29.16%	1.25%	9.40%	7.84%	Dec 30, 1997
Class N Shares Return After Taxes on Distributions	28.47%	(1.13%)	7.18%	5.72%	Dec 30, 1997
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	18.96%	0.66%	7.63%	6.08%	Dec 30, 1997
Class I Shares	29.50%	1.47%		1.95%	Sep 20, 2005
MSCI US REIT Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from December 31, 1997. Index return for Class I shares' inception, computed from September 30, 2005, is 3.19%.)	28.48%	2.99%	10.57%	8.09%

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Montag & Caldwell Balanced Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term total return.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/MONTAG & CALDWELL BALANCED FUND		Class N Shares	Class I Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.60%	0.60%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.61%	1.36%
Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.36%	1.11%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/MONTAG & CALDWELL BALANCED FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	138	484	853	1,890
Class I Shares	113	406	721	1,613

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.68%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of  $5 billion or more at the time of acquisition. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

■	have a strong history of earnings growth
■	are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
■	have strong balance sheets
■	have a sustainable competitive advantage
■	are currently, or have the potential to become, industry leaders
■	have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

When selecting equity securities, the portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline in order to minimize risk.

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily through actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:

■	U.S. government securities
■	corporate bonds
■	mortgage/asset-backed securities
■	money market securities and repurchase agreements

PRINCIPAL RISKS

You could lose money by investing in the Fund.There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Prepayment Risk. Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce the Fund's total return.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	06/09	9.21%
Worst quarter:	12/08	(10.36)%

The table below indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/MONTAG & CALDWELL BALANCED FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class N Shares	7.22%	4.83%	2.24%	7.60%	Nov 2, 1994
Class N Shares Return After Taxes on Distributions	6.91%	4.50%	1.81%	6.65%	Nov 2, 1994
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	4.90%	4.03%	1.70%	6.26%	Nov 2, 1994
Class I Shares	7.29%	5.01%	2.45%	3.05%	Dec 31, 1998
S&P 500 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares' inception, computed from December 31, 1998, is 1.99%.)	15.08%	2.29%	1.42%	8.23%
Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares' inception, computed from December 31, 1998, is 5.63%.)	6.59%	5.56%	5.83%	6.71%
60% S&P 500 Index/40% Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares are computed from October 31, 1994. Index return for Class I shares' inception, computed from December 31,1998, is 3.80%.)	12.18%	3.99%	3.55%	7.97%

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/TCH Fixed Income Fund
INVESTMENT OBJECTIVE
The Fund seeks high current income consistent with prudent risk of capital.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/TCH FIXED INCOME FUND		Class N Shares	Class I Shares
Management Fees		0.55%	0.55%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.30%	0.30%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.11%	0.86%
Fee Waiver and/or Expense Reimbursement	[1]	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.95%	0.70%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/TCH FIXED INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	97	337	596	1,337
Class I Shares	72	258	461	1,046

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.92%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The portfolio managers select securities based on various methods of quantitative and fundamental analysis and research.

The portfolio managers seek to maintain an average weighted portfolio maturity of three to ten years. The portfolio managers emphasize investment-grade fixed income securities, but may invest in high yield securities. The Fund may use futures, swaps and other derivatives for hedging purposes, to manage portfolio duration or to seek total return. Derivatives are expected to consist primarily of futures contracts, interest rate swaps and credit default swaps. Derivatives may be used to hedge interest rate risk and credit risk. Derivatives also may be used to seek exposure to asset classes in which the Fund is authorized to invest. For example, derivatives may provide exposure to specific credits that are not available in the cash markets, or may provide more efficient access to such credits. Derivatives will not be used to seek exposure to asset classes that the Fund may not invest in directly. The net notional (or market exposure) of derivatives instruments will not exceed the net assets of the Fund.

The Fund may invest in foreign securities.

The portfolio managers manage risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity, and maturity.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund's yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. Recent market events have caused the markets for asset-backed and mortgage-backed securities to experience significantly lower valuations and reduced liquidity.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield. When the Fund uses derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Prepayment Risk. Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce the Fund's total return.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares Calendar Year Total Return

Best quarter:	06/09	7.86%
Worst quarter:	09/08	(4.95)%

The table below indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ASTON/TCH FIXED INCOME FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class N Shares	8.22%	6.55%	5.65%	5.92%	Dec 13, 1993
Class N Shares Return After Taxes on Distributions	6.40%	4.64%	3.74%	3.74%	Dec 13, 1993
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	5.31%	4.46%	3.68%	3.70%	Dec 13, 1993
Class I Shares	8.40%	6.76%	5.89%	6.26%	Jul 31, 2000
Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from November 30, 1993. Index return for Class I shares' inception, computed from July 31, 2000, is 6.23%.)	6.54%	5.80%	5.84%	6.19%

Taplin, Canida & Habacht, LLC became the subadviser as of December 1, 2006. Performance prior to that date may have been different if the current subadviser had been employed.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000912036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
ASTON/MONTAG & CALDWELL GROWTH FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
Annual Return 2001	rr_AnnualReturn2001	(13.33%)
Annual Return 2002	rr_AnnualReturn2002	(22.89%)
Annual Return 2003	rr_AnnualReturn2003	17.24%
Annual Return 2004	rr_AnnualReturn2004	4.10%
Annual Return 2005	rr_AnnualReturn2005	5.36%
Annual Return 2006	rr_AnnualReturn2006	8.07%
Annual Return 2007	rr_AnnualReturn2007	21.04%
Annual Return 2008	rr_AnnualReturn2008	(32.64%)
Annual Return 2009	rr_AnnualReturn2009	29.84%
Annual Return 2010	rr_AnnualReturn2010	8.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.35%)
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
ASTON/MONTAG & CALDWELL GROWTH FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.16%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
ASTON/MONTAG & CALDWELL GROWTH FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	0.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
ASTON/MONTAG & CALDWELL GROWTH FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 1996
ASTON/MONTAG & CALDWELL GROWTH FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	7.98%
5 Years	rr_AverageAnnualReturnYear05	4.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
ASTON/MONTAG & CALDWELL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Montag & Caldwell Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57.39%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.39%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate.The Fund defines a large-cap company as one having a market capitalization of  $5 billion or more at the time of acquisition. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

■	have a strong history of earnings growth
■	are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
■	have strong balance sheets
■	have a sustainable competitive advantage
■	are currently, or have the potential to become, industry leaders
■	have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class I shares would be higher than the returns of Class N shares and Class R shares, due to distribution fees paid by Class N shares and Class R shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	06/09	14.92%
Worst quarter:	12/08	(20.35)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares and Class R shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares and Class R shares will vary.

ASTON/MONTAG & CALDWELL GROWTH FUND | Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from October 31, 1994. Index return for Class I shares' inception, computed from June 30, 1996, is 5.10%. Index return for Class R shares' inception, computed from December 31, 2002, is 7.21%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
ASTON/VEREDUS SELECT GROWTH FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[1]
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	736
10 Years	rr_ExpenseExampleYear10	1,621
Annual Return 2002	rr_AnnualReturn2002	(29.40%)
Annual Return 2003	rr_AnnualReturn2003	38.53%
Annual Return 2004	rr_AnnualReturn2004	17.38%
Annual Return 2005	rr_AnnualReturn2005	9.27%
Annual Return 2006	rr_AnnualReturn2006	5.19%
Annual Return 2007	rr_AnnualReturn2007	24.33%
Annual Return 2008	rr_AnnualReturn2008	(45.09%)
Annual Return 2009	rr_AnnualReturn2009	35.65%
Annual Return 2010	rr_AnnualReturn2010	23.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.56%)
1 Year	rr_AverageAnnualReturnYear01	23.00%
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
ASTON/VEREDUS SELECT GROWTH FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.00%
5 Years	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
ASTON/VEREDUS SELECT GROWTH FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.95%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
ASTON/VEREDUS SELECT GROWTH FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	603
10 Years	rr_ExpenseExampleYear10	1,338
1 Year	rr_AverageAnnualReturnYear01	23.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 11, 2006
ASTON/VEREDUS SELECT GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Veredus Select Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 325.01%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	325.01%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or expected to grow, at an accelerating rate. The Fund defines a mid-cap company as one having a market capitalization of between approximately  $2.5 and  $9 billion at the time of acquisition. The Fund defines a large-cap company as one having a market capitalization of approximately  $9 billion or more at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

■	expanding unit volume growth
■	expanding profit margin potential
■	high or improving cash flow return on investment
■	large markets with high barriers to entry

The Fund may invest in exchange-traded funds ("ETFs") and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline. The Fund's investment strategies may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

ETF Risk. ETFs seek to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. Shares of an ETF may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	12/10	18.11%
Worst quarter:	12/08	(25.56)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/VEREDUS SELECT GROWTH FUND | Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares' inception, computed from August 31, 2006, is 4.29%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
ASTON/TAMRO DIVERSIFIED EQUITY FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[2]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	475
5 Years	rr_ExpenseExampleYear05	851
10 Years	rr_ExpenseExampleYear10	1,908
Annual Return 2001	rr_AnnualReturn2001	(0.17%)
Annual Return 2002	rr_AnnualReturn2002	(18.86%)
Annual Return 2003	rr_AnnualReturn2003	29.10%
Annual Return 2004	rr_AnnualReturn2004	12.55%
Annual Return 2005	rr_AnnualReturn2005	4.71%
Annual Return 2006	rr_AnnualReturn2006	13.20%
Annual Return 2007	rr_AnnualReturn2007	7.89%
Annual Return 2008	rr_AnnualReturn2008	(37.12%)
Annual Return 2009	rr_AnnualReturn2009	36.37%
Annual Return 2010	rr_AnnualReturn2010	20.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.58%)
1 Year	rr_AverageAnnualReturnYear01	20.53%
5 Years	rr_AverageAnnualReturnYear05	4.77%
10 Years	rr_AverageAnnualReturnYear10	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
ASTON/TAMRO DIVERSIFIED EQUITY FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.53%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
ASTON/TAMRO DIVERSIFIED EQUITY FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
ASTON/TAMRO DIVERSIFIED EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/TAMRO Diversified Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81.75%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.75%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The portfolio managers seek opportunities across the growth/value spectrum, resulting in what is generally considered a diversified "core" portfolio.

The portfolio managers' investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio managers seek securities that meet the specific criteria of one of three investment categories: leaders (leading market share and above average profitability), laggards (companies undergoing a restructuring), and innovators (dedication to introducing new products or services).

The Fund may invest in real estate investment trusts ("REITs"), foreign securities (directly and through depositary receipts), below investment grade securities, and convertible bonds. To a limited extent, the Fund may invest in options on securities and securities indices for hedging purposes or to seek capital appreciation. For example, the portfolio managers may purchase call options on securities they believe possess appreciation potential. Conversely, the portfolio managers may sell covered call options on securities held in the portfolio.

To manage risk, the portfolio managers limit position sizes, diversify across both market sectors and capitalization, and adhere to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes. See "Dividends, Distributions and Taxes."

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	06/03	19.96%
Worst quarter:	12/08	(23.58)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

As of June 30, 2009, the Fund changed its name from ASTON/TAMRO All Cap Fund to ASTON/TAMRO Diversified Equity Fund. As of January 1, 2008, the Fund changed its name from ASTON/TAMRO Large Cap Value Fund to ASTON/TAMRO All Cap Fund. Performance prior to such times reflects the Fund's former strategy and the performance may have differed if the current strategy was in place.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/TAMRO DIVERSIFIED EQUITY FUND | Russell 1000 Index(a) (Reflects no deduction for taxes, expenses or fees.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
ASTON VALUE FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
Annual Return 2001	rr_AnnualReturn2001	(12.25%)
Annual Return 2002	rr_AnnualReturn2002	(13.88%)
Annual Return 2003	rr_AnnualReturn2003	25.12%
Annual Return 2004	rr_AnnualReturn2004	15.38%
Annual Return 2005	rr_AnnualReturn2005	6.27%
Annual Return 2006	rr_AnnualReturn2006	20.91%
Annual Return 2007	rr_AnnualReturn2007	8.10%
Annual Return 2008	rr_AnnualReturn2008	(34.65%)
Annual Return 2009	rr_AnnualReturn2009	19.43%
Annual Return 2010	rr_AnnualReturn2010	11.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.32%)
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 1993
ASTON VALUE FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.73%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 1993
ASTON VALUE FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 1993
ASTON VALUE FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
1 Year	rr_AverageAnnualReturnYear01	12.25%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2005
ASTON VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return through long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37.44%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.44%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests primarily in equity securities of companies that its portfolio managers believe are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. While the Fund may invest its assets in companies of any size, the portfolio managers generally focus on companies with large capitalizations. The Fund defines a large-cap company as one having a market capitalization of  $5 billion or more at the time of acquisition.

The portfolio managers use a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's:

■	Earnings
■	Cash flow
■	Competitive position
■	Management ability

Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality and other factors may also be considered.

The Fund may invest in real estate investment trusts ("REITs"), convertible securities, preferred stocks and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers generally limit position sizes, diversify among sectors, and adhere to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. The Common share class and Investor share class of ASTON Value Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	06/09	15.00%
Worst quarter:	12/08	(19.32)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON VALUE FUND | Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from December 31, 1992. Index return for Class I shares' inception, computed from September 30, 2005, is 1.46%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.13%
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
Annual Return 2006	rr_AnnualReturn2006	25.51%
Annual Return 2007	rr_AnnualReturn2007	0.55%
Annual Return 2008	rr_AnnualReturn2008	(28.65%)
Annual Return 2009	rr_AnnualReturn2009	21.33%
Annual Return 2010	rr_AnnualReturn2010	18.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.54%)
1 Year	rr_AverageAnnualReturnYear01	18.59%
5 Years	rr_AverageAnnualReturnYear05	5.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2005
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.15%
5 Years	rr_AverageAnnualReturnYear05	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2005
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.58%
5 Years	rr_AverageAnnualReturnYear05	4.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2005
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	19.01%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2007
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/River Road Dividend All Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income and, secondarily, long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.92%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.92%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities with yields that the portfolio managers believe will exceed the Russell 3000 Value Index. The Fund invests primarily in dividend paying common and convertible preferred stocks and real estate investment trusts ("REITs"). The Fund may also invest in foreign securities (directly and through depositary receipts), closed-end funds or other investment companies, publicly traded partnerships and royalty income trusts. Using systematic and dynamic internal research through multiple sources, the portfolio managers narrow the field of companies into a more refined working universe. The portfolio managers then employ a value-driven, bottom-up approach that seeks to identify companies that they believe have certain characteristics including:

■	high, growing dividend yield
■	financial strength
■	priced at a discount to absolute value
■	attractive business model
■	shareholder-oriented management
■	undiscovered, underfollowed, misunderstood companies

To manage risk, the portfolio managers employ a structured sell discipline and a strategy of diversification across market sectors, capitalization size, sovereignty and security type.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Fund Risk. The risks of investment in other funds typically reflect the risk of the types of securities in which the funds invest. Shares of closed-end funds may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in other funds, shareholders of the Fund bear their proportionate share of the other fund's fees and expenses as well as their share of the Fund's fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that they lose their partnership status for tax purposes.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Royalty Income Trust Risk. Investing in royalty income trusts involve risks not typically associated with publicly traded companies. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Royalty income trusts are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	09/09	12.76%
Worst quarter:	12/08	(19.54)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND | Russell 3000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from June 30, 2005. Index return for Class I shares' inception, computed from June 30, 2007, is (5.23)%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[3]
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	892
5 Years	rr_ExpenseExampleYear05	1,662
10 Years	rr_ExpenseExampleYear10	3,686
Annual Return 2008	rr_AnnualReturn2008	(45.81%)
Annual Return 2009	rr_AnnualReturn2009	37.71%
Annual Return 2010	rr_AnnualReturn2010	26.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.59%)
1 Year	rr_AverageAnnualReturnYear01	26.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Montag & Caldwell Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31.49%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.49%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks and convertible securities. Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, of between  $2.5 billion and  $10 billion.

The portfolio managers use a bottom-up approach to stock selection and seek high quality, well-established mid-cap companies that:

■	offer a compelling combination of earnings growth and attractive value
■	sell at a discount to intrinsic value
■	exhibit above-median near-term relative earnings strength
■	are leading franchises and have proven management teams, strong finances and attractive long-term secular growth characteristics

The Fund may invest in convertible securities and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	09/09	15.63%
Worst quarter:	12/08	(31.59)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND | Russell Midcap Growth Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from October 31, 2007.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
ASTON/OPTIMUM MID CAP FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
Annual Return 2001	rr_AnnualReturn2001	14.21%
Annual Return 2002	rr_AnnualReturn2002	(16.71%)
Annual Return 2003	rr_AnnualReturn2003	41.42%
Annual Return 2004	rr_AnnualReturn2004	18.88%
Annual Return 2005	rr_AnnualReturn2005	1.32%
Annual Return 2006	rr_AnnualReturn2006	20.92%
Annual Return 2007	rr_AnnualReturn2007	12.91%
Annual Return 2008	rr_AnnualReturn2008	(42.86%)
Annual Return 2009	rr_AnnualReturn2009	66.18%
Annual Return 2010	rr_AnnualReturn2010	23.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.83%)
1 Year	rr_AverageAnnualReturnYear01	23.02%
5 Years	rr_AverageAnnualReturnYear05	9.78%
10 Years	rr_AverageAnnualReturnYear10	9.96%
Since Inception	rr_AverageAnnualReturnSinceInception	12.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 1994
ASTON/OPTIMUM MID CAP FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.93%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	9.53%
Since Inception	rr_AverageAnnualReturnSinceInception	11.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 1994
ASTON/OPTIMUM MID CAP FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	8.41%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Since Inception	rr_AverageAnnualReturnSinceInception	10.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 1994
ASTON/OPTIMUM MID CAP FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	23.32%
5 Years	rr_AverageAnnualReturnYear05	10.06%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2004
ASTON/OPTIMUM MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Optimum Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.82%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.82%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The Fund defines a mid-cap company as one having a market capitalization of between  $1 and  $12 billion at the time of acquisition. The portfolio managers select approximately 40 stocks based on bottom-up fundamental analysis.

Important investment criteria include:

■	market share growth
■	attractive valuation
■	low relative leverage
■	focused business franchise
■	experienced management
■	strong or improving financials

The portfolio managers take a long-term approach with a focus on maximizing after-tax returns.

The Fund may invest in small-cap stocks, convertible securities, and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers employ a valuation discipline to limit downside risk, limit position sizes and sector exposure, and adhere to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	06/03	30.10%
Worst quarter:	12/08	(29.83)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Optimum Investment Advisors, LLC became the subadviser in October 2003. Performance prior to that date reflects the performance of a previous subadviser. However, Ms. Zerhusen has served as a portfolio manager since 1999.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/OPTIMUM MID CAP FUND | S&P MidCap 400 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from September 30, 1994. Index return for Class I shares' inception, computed from June 30, 2004, is 7.84%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	12.15%
ASTON/CARDINAL MID CAP VALUE FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.24%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[4]
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	1,689
5 Years	rr_ExpenseExampleYear05	3,153
10 Years	rr_ExpenseExampleYear10	6,485
Annual Return 2008	rr_AnnualReturn2008	(36.75%)
Annual Return 2009	rr_AnnualReturn2009	29.72%
Annual Return 2010	rr_AnnualReturn2010	18.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.86%)
1 Year	rr_AverageAnnualReturnYear01	18.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/CARDINAL MID CAP VALUE FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.43%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/CARDINAL MID CAP VALUE FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/CARDINAL MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Cardinal Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012,
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.23%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.23%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index changes constantly, and the capitalization of mid-cap companies in which the Fund will invest will also change. As of December 31, 2010, the market capitalization range of the Russell Midcap Value Index was approximately  $251 million to  $17 billion.

The portfolio managers use a value investment strategy based on proprietary fundamental research. Value investing involves buying stocks that are out of favor or undervalued relative to their peers. The portfolio managers emphasize companies with the ability to generate free cash flow and to redeploy such cash to enhance value. The portfolio managers also look for the following characteristics:

■	Stable and predictable business model
■	Motivated and competent management
■	Unduly depressed valuation
■	Catalyst for positive market reevaluation

The Fund may invest in foreign securities through depositary receipts.

To manage risk, the portfolio managers adhere to a strong buy, hold and sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	09/09	14.33%
Worst quarter:	12/08	(23.86)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/CARDINAL MID CAP VALUE FUND | Russell Midcap Value Index (Reflects no deduction for taxes, expenses or fees. Index data computed from October 31, 2007.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.10%)
ASTON/VEREDUS AGGRESSIVE GROWTH FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[5]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	879
10 Years	rr_ExpenseExampleYear10	1,932
Annual Return 2001	rr_AnnualReturn2001	(13.16%)
Annual Return 2002	rr_AnnualReturn2002	(43.91%)
Annual Return 2003	rr_AnnualReturn2003	44.48%
Annual Return 2004	rr_AnnualReturn2004	20.69%
Annual Return 2005	rr_AnnualReturn2005	2.29%
Annual Return 2006	rr_AnnualReturn2006	(2.44%)
Annual Return 2007	rr_AnnualReturn2007	12.20%
Annual Return 2008	rr_AnnualReturn2008	(45.37%)
Annual Return 2009	rr_AnnualReturn2009	41.31%
Annual Return 2010	rr_AnnualReturn2010	27.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.00%)
1 Year	rr_AverageAnnualReturnYear01	27.38%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
ASTON/VEREDUS AGGRESSIVE GROWTH FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.38%
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	(1.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
ASTON/VEREDUS AGGRESSIVE GROWTH FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.80%
5 Years	rr_AverageAnnualReturnYear05	0.78%
10 Years	rr_AverageAnnualReturnYear10	(0.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
ASTON/VEREDUS AGGRESSIVE GROWTH FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[5]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	426
5 Years	rr_ExpenseExampleYear05	747
10 Years	rr_ExpenseExampleYear10	1,656
1 Year	rr_AverageAnnualReturnYear01	27.71%
5 Years	rr_AverageAnnualReturnYear05	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2001
ASTON/VEREDUS AGGRESSIVE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Veredus Aggressive Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 187.83%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.83%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerating rate.The Fund defines a small-cap company as one having a market capitalization of less than  $2.5 billion at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

■	expanding unit volume growth
■	expanding profit margin potential
■	high or improving cash flow return on investment
■	large markets with high barriers to entry

The Fund may also invest in equity securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization of between approximately  $2.5 to  $9 billion at the time of acquisition. Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or group of related sectors that react similarly to market, economic or other events.

The Fund may invest in exchange-traded funds ("ETFs") and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline. The Fund's investment strategies may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

ETF Risk. ETFs seek to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. Shares of an ETF may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	09/09	30.94%
Worst quarter:	12/08	-26.00%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/VEREDUS AGGRESSIVE GROWTH FUND | Russell 2000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares' inception, computed from September 30, 2001, is 7.86%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
ASTON/CROSSWIND SMALL CAP GROWTH FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	12.09%	[6],[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.35%	[6],[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.99%)	[6],[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%	[6],[7]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	2,679
5 Years	rr_ExpenseExampleYear05	4,814
10 Years	rr_ExpenseExampleYear10	8,772
ASTON/CROSSWIND SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Crosswind Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund defines a small cap company as one with a market capitalization below  $3 billion at the time of acquisition. The portfolio manager seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential. The portfolio manager utilizes a fundamental bottom-up security selection process to identify characteristics such as: improving financials, a sustainable competitive advantage, a high quality proven management team and a catalyst for recognition. The process also applies a valuation framework to each security that meets the criteria of the fundamental research process.

The Fund may also invest in mid-cap stocks, including companies with a market capitalization up to  $10 billion at the time of acquisition.

To manage risk, the portfolio manager employs a strategy of diversification, and adheres to a structured sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's semi-annual report dated April 30, 2011.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of operations.
ASTON/TAMRO SMALL CAP FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
Annual Return 2001	rr_AnnualReturn2001	13.57%
Annual Return 2002	rr_AnnualReturn2002	(11.08%)
Annual Return 2003	rr_AnnualReturn2003	56.86%
Annual Return 2004	rr_AnnualReturn2004	11.95%
Annual Return 2005	rr_AnnualReturn2005	2.34%
Annual Return 2006	rr_AnnualReturn2006	27.84%
Annual Return 2007	rr_AnnualReturn2007	0.27%
Annual Return 2008	rr_AnnualReturn2008	(33.19%)
Annual Return 2009	rr_AnnualReturn2009	32.32%
Annual Return 2010	rr_AnnualReturn2010	31.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.91%)
1 Year	rr_AverageAnnualReturnYear01	31.26%
5 Years	rr_AverageAnnualReturnYear05	8.27%
10 Years	rr_AverageAnnualReturnYear10	10.44%
Since Inception	rr_AverageAnnualReturnSinceInception	11.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
ASTON/TAMRO SMALL CAP FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.86%
5 Years	rr_AverageAnnualReturnYear05	7.86%
10 Years	rr_AverageAnnualReturnYear10	9.71%
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
ASTON/TAMRO SMALL CAP FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.87%
5 Years	rr_AverageAnnualReturnYear05	7.14%
10 Years	rr_AverageAnnualReturnYear10	9.00%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
ASTON/TAMRO SMALL CAP FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	31.55%
5 Years	rr_AverageAnnualReturnYear05	8.56%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2005
ASTON/TAMRO SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/TAMRO Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62.13%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.13%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies. The Fund defines companies with market capitalizations of up to  $2.75 billion, at the time of acquisition, to be small-cap companies. The portfolio managers seek opportunities across the growth/value spectrum, resulting in what is generally considered a "core" portfolio.

The portfolio managers' investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio managers seek securities that meet the specific criteria of one of three investment categories:

■	Leaders (leading market share and above average profitability)
■	Laggards (companies undergoing a restructuring)
■	Innovators (dedication to introducing new products or services)

The Fund may invest in real estate investment trusts ("REITs"), foreign securities (directly and through depositary receipts), convertible bonds, securities outside the small-cap range and cash-equivalent securities.

To manage risk, the portfolio managers limit position sizes, diversify across market sectors and adhere to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	06/03	25.28%
Worst quarter:	12/08	(25.91)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/TAMRO SMALL CAP FUND | Russell 2000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I Shares' inception, computed from December 31, 2004, is 4.49%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
ASTON/RIVER ROAD SELECT VALUE FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,702
Annual Return 2008	rr_AnnualReturn2008	(27.31%)
Annual Return 2009	rr_AnnualReturn2009	19.65%
Annual Return 2010	rr_AnnualReturn2010	21.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 9, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 8, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.40%)
1 Year	rr_AverageAnnualReturnYear01	21.65%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2007
ASTON/RIVER ROAD SELECT VALUE FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.44%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2007
ASTON/RIVER ROAD SELECT VALUE FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.35%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2007
ASTON/RIVER ROAD SELECT VALUE FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
1 Year	rr_AverageAnnualReturnYear01	22.03%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2007
ASTON/RIVER ROAD SELECT VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/River Road Select Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53.73%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.73%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies with market capitalizations of less than  $6 billion at the time of acquisition that the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed  $6 billion, real estate investment trusts ("REITs"), convertible securities and foreign securities (directly and through depositary receipts).

Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe. The portfolio managers then employ a value-driven, bottom-up fundamental approach that seeks to identify certain characteristics including:

■	priced at a discount to absolute value
■	attractive business model
■	shareholder-oriented management
■	financial strength
■	undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of diversification, and adhere to a structured sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class I shares would be higher than the returns of Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	06/09	12.76%
Worst quarter:	12/08	(22.40)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/RIVER ROAD SELECT VALUE FUND | Russell 2500 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from March 31, 2007. Index return for Class I shares' inception, computed from June 30, 2007, is (1.53)%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
ASTON/RIVER ROAD SELECT VALUE FUND | Russell 2000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from March 31, 2007. Index return for Class I shares' inception, computed from June 30, 2007, is (2.13)%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.39%)
ASTON/RIVER ROAD SMALL CAP VALUE FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
Annual Return 2006	rr_AnnualReturn2006	30.83%
Annual Return 2007	rr_AnnualReturn2007	(5.95%)
Annual Return 2008	rr_AnnualReturn2008	(30.23%)
Annual Return 2009	rr_AnnualReturn2009	21.10%
Annual Return 2010	rr_AnnualReturn2010	19.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.89%)
1 Year	rr_AverageAnnualReturnYear01	19.08%
5 Years	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2005
ASTON/RIVER ROAD SMALL CAP VALUE FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.03%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2005
ASTON/RIVER ROAD SMALL CAP VALUE FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.47%
5 Years	rr_AverageAnnualReturnYear05	3.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2005
ASTON/RIVER ROAD SMALL CAP VALUE FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	19.35%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 13, 2006
ASTON/RIVER ROAD SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/River Road Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.05%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.05%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund considers companies with market capitalizations below  $3 billion at the time of acquisition to be small-cap. The Fund may also invest in mid-cap stocks, real estate investment trusts ("REITs"), convertible securities, exchange-traded funds ("ETFs"), closed-end funds and foreign securities (directly and through depositary receipts). The Fund considers companies with market capitalizations between  $3 billion and  $6 billion at the time of acquisition to be mid-cap companies. Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe. The portfolio managers employ a value-driven, bottom-up fundamental approach that seeks to identify certain characteristics including:

■	priced at a discount to absolute value
■	attractive business model
■	shareholder-oriented management
■	financial strength
■	undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of diversification, and adhere to a structured sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	06/09	16.81%
Worst quarter:	12/08	(22.89)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/RIVER ROAD SMALL CAP VALUE FUND | Russell 2000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from June 30, 2005. Index return for Class I shares' inception, computed from November 30, 2006, is (0.72)%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
ASTON/NEPTUNE INTERNATIONAL FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.30%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[8]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	1,783
5 Years	rr_ExpenseExampleYear05	3,349
10 Years	rr_ExpenseExampleYear10	6,830
Annual Return 2008	rr_AnnualReturn2008	(52.96%)
Annual Return 2009	rr_AnnualReturn2009	40.16%
Annual Return 2010	rr_AnnualReturn2010	21.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.22%)
1 Year	rr_AverageAnnualReturnYear01	21.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 6, 2007
ASTON/NEPTUNE INTERNATIONAL FUND | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.75%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 6, 2007
ASTON/NEPTUNE INTERNATIONAL FUND | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 6, 2007
ASTON/NEPTUNE INTERNATIONAL FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.30%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[8]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	1,850
5 Years	rr_ExpenseExampleYear05	3,447
10 Years	rr_ExpenseExampleYear10	6,964
1 Year	rr_AverageAnnualReturnYear01	21.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 17, 2008
ASTON/NEPTUNE INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Neptune International Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.94%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.94%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in securities of non-U.S. companies located throughout the world, including emerging markets. The Fund emphasizes securities of issuers in Europe, Australasia, and Far East ("EAFE") countries, but may invest in securities of issuers in any country, including the Russian Federation (primarily through depositary receipts).

The portfolio manager employs a disciplined team-based investment process that combines a top-down industry sector analysis and bottom-up stock selection. The Fund invests primarily in common stocks, but may invest to a lesser degree in convertible securities, preferred stocks and other equity securities.

The investment process is based on a global sector view. The portfolio manager uses top-down analysis to evaluate key global sectors with an emphasis on macroeconomics and growth prospects for different industries. Allocation among countries or geographic areas is a residual of the investment process and is unconstrained relative to the benchmark. As a result of this process, the Fund may invest a material amount of its assets in a single country and/or geographical area. Under normal circumstances, the Fund will invest in at least five countries outside of the U.S.

Within the targeted sectors, individual stocks are selected based on bottom-up fundamental analysis. The portfolio manager emphasizes stocks with above-average sustainable growth rates (i.e., growth stocks). The portfolio manager seeks to identify companies with one or more of the following characteristics:

■	strong competitive position
■	market leader in industry with strong growth prospects
■	potential for future growth

The market capitalization of companies held by the Fund will be a residual of the investment process. Although the Fund may invest in companies across all market capitalizations, the investment process is biased towards mid- to large-cap stocks. The Fund defines a mid-cap company as one having a market capitalization between  $1.5 billion and  $5 billion at the time of acquisition. The Fund defines a large-cap company as one having a market capitalization of  $5 billion or more at the time of acquisition.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

■	economic structures that are less diverse and mature than developed countries
■	less stable political systems and less developed legal systems
■	national policies that may restrict foreign investment
■	wide fluctuations in the value of investments
■	smaller securities markets making investments less liquid
■	special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	6/09	22.50%
Worst quarter:	9/08	(30.22)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Funds average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares. After-tax returns for Class N shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for Class N shares will vary.

ASTON/NEPTUNE INTERNATIONAL FUND | MSCI EAFE and Emerging Markets Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares is computed from July 31, 2007. Index return for Class N shares' inception, computed from June 30, 2008, is (2.00)%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.42%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.74%)
ASTON/BARINGS INTERNATIONAL FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[9]
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	778
10 Years	rr_ExpenseExampleYear10	1,741
Annual Return 2008	rr_AnnualReturn2008	(44.34%)
Annual Return 2009	rr_AnnualReturn2009	28.82%
Annual Return 2010	rr_AnnualReturn2010	8.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.66%)
1 Year	rr_AverageAnnualReturnYear01	8.24%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.03%)	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007	[10]
ASTON/BARINGS INTERNATIONAL FUND | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.80%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.16%)	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007	[10]
ASTON/BARINGS INTERNATIONAL FUND | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.70%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(7.58%)	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007	[10]
ASTON/BARINGS INTERNATIONAL FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[9]
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	909
10 Years	rr_ExpenseExampleYear10	2,014
ASTON/BARINGS INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Barings International Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fee and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65.32%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.32%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in common stock and other equity securities of non-U.S. companies.

The portfolio managers employ a growth at a reasonable price ("GARP") strategy. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. The investment process combines bottom-up and top-down analysis. Bottom-up analysis is based on global company research that seeks to identify positive catalysts for outperformance or earnings surprise based on both growth and value factors. Top-down analysis seeks to assess the relative attractiveness of countries and sectors.

The Fund may invest in companies of all sizes and market capitalization levels. The Fund's investment strategies may result in high portfolio turnover. The Fund invests primarily in companies in Europe, Australasia, Middle East and the Far East ("EAFE") and emerging markets. Under normal conditions, the Fund will invest in issuers from at least five countries excluding the U.S.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

■	economic structures that are less diverse and mature than developed countries
■	less stable political systems and less developed legal systems
■	national policies that may restrict foreign investment
■	wide fluctuations in the value of investments
■	smaller securities markets making investments less liquid
■	special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GARP Style Risk. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by a fund for one year or less minus any net capital losses on securities held or treated as held by a fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class N shares would be lower than the returns of the Class I shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	06/09	20.89%
Worst quarter:	09/08	(22.66)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns of Class I shares for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/BARINGS INTERNATIONAL FUND | MSCI EAFE Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from October 31, 2007.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(8.30%)	[10]
ASTON DYNAMIC ALLOCATION FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.63%	[11]
1 Year	rr_ExpenseExampleYear01	166
3 Years	rr_ExpenseExampleYear03	546
5 Years	rr_ExpenseExampleYear05	950
10 Years	rr_ExpenseExampleYear10	2,082
Annual Return 2009	rr_AnnualReturn2009	20.14%
Annual Return 2010	rr_AnnualReturn2010	9.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.77%)
1 Year	rr_AverageAnnualReturnYear01	9.29%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 10, 2008	[12]
ASTON DYNAMIC ALLOCATION FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.20%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 10, 2008	[12]
ASTON DYNAMIC ALLOCATION FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.28%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 10, 2008	[12]
ASTON DYNAMIC ALLOCATION FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%	[11]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	469
5 Years	rr_ExpenseExampleYear05	820
10 Years	rr_ExpenseExampleYear10	1,811
ASTON DYNAMIC ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON Dynamic Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 519.43%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	519.43%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing primarily in exchange-traded funds ("ETFs") that represent a variety of asset classes and investment styles. Under normal circumstances, the Fund invests at least 80% of its assets in shares of ETFs. An ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. ETFs offer investment in a wide variety of asset classes, including: a wide range of market capitalizations, equity, international, commodities, real estate, fixed income, derivatives and currency. The Fund may also invest in leveraged or inverse ETFs. As new ETF products become available, the asset classes available to the Fund will expand. In addition, the Fund may also utilize exchange-listed put and call options, on a limited basis, to hedge and/or to increase equity exposure.

The portfolio manager uses quantitative and qualitative fundamental analysis to select securities from the available universe of ETFs traded on U.S. markets. The portfolio is constructed by applying a proprietary mathematical investment process to select a portfolio of ETFs in a more efficient combination than the Fund's composite market benchmark. The goal of the proprietary mathematical process is to create an optimal portfolio that is designed to produce returns in excess of its market benchmark with an equal or lesser amount of risk. The Fund's investment strategies may result in high portfolio turnover.

Because the Fund places primary emphasis on capital appreciation, the Fund expects to allocate a significant portion of its assets to underlying funds that emphasize stocks and to allocate a lesser proportion of its assets to underlying funds that emphasize bonds. Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or a group of related sectors that react similarly to market, economic or other events. The Fund may invest without limit in cash, cash equivalents and money market instruments when favorable investment opportunities are not available.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Aggressive ETF Investment Technique Risk. Investing in ETFs that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity ETF Risk. Investing in ETFs that invest long or short in the commodities market and investing in commodity linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. ETFs may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund's ability to invest in ETFs that invest in the commodities market and its ability to invest in commodity linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Credit ETF Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield. When underlying ETFs use derivatives instruments to seek credit exposure to underlying issuers, they are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying ETFs invest in asset-backed securities, mortgage-backed securities and CMOs, the ETFs are subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended affect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Equity ETF Risk.

■

Market Risk. Overall stock market risks affect the value of ETFs, and thus the share price of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

■

Small and Mid-Cap Company Risk. Investing in ETFs that own securities of small and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

■

Foreign Securities Risk. Investing in ETFs that invest in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

■

Emerging Market Risk. The Fund may invest in ETFs that invest in issuers located in emerging markets. Emerging market countries may have relatively unstable governments, less diverse economies and less liquid securities markets. Companies in emerging markets are often smaller, less seasoned and more recently organized.

Fixed Income ETF Risk. Investing in ETFs that own fixed income securities subject the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Fund-of-Funds Structure Risk. Your cost of investing in a fund that invests in ETFs will be higher than the cost of investing directly in the underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Shareholders of the Fund bear their proportionate share of an ETF's fees and expenses as well as their share of the Fund's fees and expenses. Also, the Fund may be prevented from fully allocating assets to an ETF due to fund-of-funds investment limitations. The risks of investing in ETFs typically reflect the risks of the types of securities in which the ETFs invest.

Inverse ETF Risk. Inverse or "short" ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Similar to the risks presented by short sales of securities, inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

Real Estate ETF Risk. ETFs investing in securities of real estate investment trusts ("REITs") may be affected by changes in the value of the REIT's underlying properties and by defaults by borrowers or tenants. ETFs may invest in REITs with limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self liquidations. The return of a REIT ETF may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REIT ETFs generally will be taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. Investing in sector-specific funds may entail greater risks than investing in funds diversified across sectors. ETFs that invest in a limited number of industries within a sector may be subject to a greater level of market risk and their performance may be more volatile than funds that do not concentrate their investments in a specific sector.

Tracking Risk. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by ETFs may, from time to time, temporarily be unavailable, which may further impede an ETFs' ability to track their applicable indices.

Trading Discount Risk. The market value of ETF shares may differ from net asset value. This difference in price may be due to the fact that ETF shares supply and demand is not always identical to supply and demand for an ETF's underlying basket of securities. At times, an ETF's shares may trade at a premium or discount to its net asset value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	09/09	9.12%
Worst quarter:	06/10	(6.77)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below indicates how the Fund's average annual return for the calendar period compared to the returns of broad-based securities market indices.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON DYNAMIC ALLOCATION FUND | Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from December 31, 2007.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%	[12]
ASTON DYNAMIC ALLOCATION FUND | Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from December 31, 2007.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.01%)	[12]
ASTON DYNAMIC ALLOCATION FUND | MSCI World Ex-US Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from December 31, 2007.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.95%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.33%)	[12]
ASTON DYNAMIC ALLOCATION FUND | 35% Russell 3000 Index / 35% MSCI World Ex-US Index / 30% Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from December 31, 2007.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.54%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.58%)	[12]
ASTON/M.D. SASS ENHANCED EQUITY FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,646
Annual Return 2009	rr_AnnualReturn2009	27.34%
Annual Return 2010	rr_AnnualReturn2010	9.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.13%)
1 Year	rr_AverageAnnualReturnYear01	9.48%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 2008	[14]
ASTON/M.D. SASS ENHANCED EQUITY FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.98%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 2008	[14]
ASTON/M.D. SASS ENHANCED EQUITY FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.52%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 2008	[14]
ASTON/M.D. SASS ENHANCED EQUITY FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
ASTON/M.D. SASS ENHANCED EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/M.D. Sass Enhanced Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through a combination of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.33%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.33%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing primarily in a diversified portfolio of large-cap and mid-cap equity securities traded in U.S. markets and by writing covered call options on a substantial portion of the Fund's long equity portfolio. The portfolio managers focus on companies with regular quarterly dividends and with market capitalizations of  $4 billion or more. The Fund places primary emphasis on the generation of income. Option premiums and dividend income are expected to constitute a significant portion of total return. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.

Equity Selection

The portfolio manager selects equity securities using a bottom-up investment approach focusing on the fundamentals of each company. The portfolio manager emphasizes a company's current dividend yield, free cash flow and stability. The Fund may invest in equity securities of foreign issuers that are traded in U.S. markets.

Covered Call Strategy

On an ongoing and consistent basis, the portfolio manager intends to write (sell) covered call options on a substantial portion of the Fund's long equity portfolio as a means of enhancing return. Call options are contracts that give the holder (buyer) of the option, in return for payment of a premium, the right, but not the obligation, to purchase from the writer of the option the security underlying the option at a specified exercise price prior to the expiration date. As the writer of a call option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised, the Fund is not required to deliver the underlying security but retains the premium received.

The Fund generally writes covered call options that are out-of-the money to generate premium income for the Fund. A call option is out-of-the money if the exercise price is above the current market price for the underlying security. The Fund will generally buy back call options that reach the exercise price, in lieu of allowing them to be exercised, and write a new option at a higher exercise price.

In addition to writing covered call options, the Fund may also use certain derivatives transactions for hedging purposes or to seek total return. The portfolio manager currently intends to purchase put options on securities in the Fund's portfolio and put options on securities indices.

The portfolio managers actively manage risk and adhere to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Covered Call Option Risk. Investments in covered calls involve certain risks. These risks include:

■

By selling covered call options, the Fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its current market price.

■

A liquid market may not exist for options held by the Fund. If the Fund is not able to close out an options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

■

The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund generally will hold the stocks underlying the call options, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

■

Because the Fund will have no control over the exercise of the call options, it may be forced to realize the capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes.

If the Fund generates premiums from its sale of call options, these premiums typically will result in short-term capital gains for federal income tax purposes. Distributions of net short-term capital gain are taxable to shareholders as ordinary income for federal income tax purposes. Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the Fund will have no control over the exercise of the call options, it may be forced to realize capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes. The Fund's portfolio turnover rate does not take into account short-term capital gains generated from premiums on the sale of call options. The Fund is not designed for investors seeking a tax efficient investment.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	06/09	18.93%
Worst quarter:	03/09	(7.13)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual return for the calendar period compared to the returns of broad-based securities market indices.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

As of June 1, 2009, the Fund changed its name from ASTON/MB Enhanced Equity Income Fund to ASTON/M.D. Sass Enhanced Equity Fund and M.D. Sass Investors Services, Inc. became the subadviser. Performance prior to that date reflects the performance of a previous subadviser.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/M.D. SASS ENHANCED EQUITY FUND | Standard & Poor's (S&P) 500 Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from December 31, 2007.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.84%)	[14]
ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[16]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.91%	[16]
1 Year	rr_ExpenseExampleYear01	194
3 Years	rr_ExpenseExampleYear03	689
5 Years	rr_ExpenseExampleYear05	1,211
10 Years	rr_ExpenseExampleYear10	2,643
Annual Return 2009	rr_AnnualReturn2009	17.43%
Annual Return 2010	rr_AnnualReturn2010	10.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.03%)
1 Year	rr_AverageAnnualReturnYear01	10.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2008
ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2008
ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2008
ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/New Century Absolute Return ETF Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide positive total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 338.88%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	338.88%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in shares of exchange-traded funds ("ETFs"). An ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. ETFs offer investment in a wide variety of asset classes, including: a wide range of market capitalizations, equity, international, commodities, real estate, fixed income, derivatives and currency. ETFs may also offer leveraged or inverse (or short) exposure to a particular asset class. As new ETF products become available, the asset classes available to the Fund will expand.

The Fund pursues its investment objective by seeking to identify ETFs with a high probability of producing positive returns over an extended period of time within certain risk constraints. The portfolio manager uses a quantitative investment process to select securities and construct the portfolio. The portfolio manager first determines the eligible universe of securities for investment. To be eligible for inclusion in the portfolio, shares of ETFs must be traded on a U.S. exchange. The portfolio manager also considers correlation with other ETFs in the universe. The portfolio manager then determines the securities in the universe that are candidates for the portfolio, based on minimum liquidity and trading requirements. The candidates are analyzed daily for buy and sell signals. The strategy seeks to identify patterns of price behavior and trading volume, which the subadviser believes are indicative of stock price movement.

The portfolio manager determines whether or not to implement a buy signal based on the availability of cash for investment, trading costs and other factors. Full positions may be implemented gradually and may take up to three buy signals to complete. The Fund's investment strategies may result in high portfolio turnover.

Although the Fund normally expects to hold ETFs representing a range of asset classes and investment styles, allocations among asset classes and styles are a residual of the investment process. In some circumstances, the Fund may hold ETFs representing a limited number of asset classes or investment styles. Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or a group of related sectors that react similarly to market, economic or other events.

To manage risk, the portfolio manager adheres to a strong sell discipline. With each sell signal, the portfolio manager will sell a portion of a position, generally with the entire position liquidated by the third sell signal. The portfolio manager may seek to hedge its exposure to certain asset classes by investing in ETFs that seek inverse (or short) exposure to that asset class.

The Fund may write (sell) exchange-listed covered call options on long ETF positions held in the Fund's portfolio as a means of seeking to enhance return. Call options are contracts that give the holder (buyer) of the option, in return for payment of a premium, the right, but not the obligation, to purchase from the writer of the option the security underlying the option at a specified exercise price prior to the expiration date. As the writer of a call option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised, the Fund is not required to deliver the underlying security but retains the premium received.

The Fund generally writes covered call options that are out-of-the money to generate premium income for the Fund. A call option is out-of-the money if the exercise price is above the current market price for the underlying security. The Fund expects to use covered call options in declining markets as a means of seeking to enhance return.

In addition to writing covered call options, the Fund may also use certain derivatives transactions for hedging purposes or to seek total return. The portfolio manager currently intends to purchase call and put options on securities in the Fund's portfolio and call and put options on securities indices.

During periods in which sufficient opportunities are not identified to fully invest the portfolio, residual assets will be held in cash or cash equivalents.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Aggressive ETF Investment Technique Risk. Investing in ETFs that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity ETF Risk. Investing in ETFs that invest long or short in the commodities market and investing in commodity linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. ETFs may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments.

Covered Call Option Risk. Investments in covered calls involve certain risks. These risks include:

■

By selling covered call options, the Fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price that the Fund realizes from the sale of stock upon exercise of the option could be substantially below its current market price.

■

A liquid market may not exist for options held by the Fund. If the Fund is not able to close out an options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

■

The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund generally will hold the stocks underlying the call options, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

■

Because the Fund will have no control over the exercise of the call options, it may be forced to realize the capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes.

If the Fund generates premiums from its sale of call options, these premiums typically will result in short-term capital gains for federal income tax purposes. Distributions of net short-term capital gain are taxable to shareholders as ordinary income for federal income tax purposes. Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the Fund will have no control over the exercise of the call options, it may be forced to realize capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes. The Fund is not designed for investors seeking a tax efficient investment.

Credit ETF Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield. When underlying ETFs use derivatives instruments to seek credit exposure to underlying issuers, they are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying ETFs invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the ETFs are subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty to the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Equity ETF Risk.

■

Market Risk. Overall stock market risks affect the value of ETFs, and thus the share price of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

■

Small and Mid-Cap Company Risk. Investing in ETFs that own securities of small and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

■

Foreign Securities Risk. Investing in ETFs that invest in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

■

Emerging Market Risk. The Fund may invest in ETFs that invest in issuers located in emerging markets. Emerging market countries may have relatively unstable governments, less diverse economies and less liquid securities markets. Companies in emerging markets are often smaller, less seasoned and more recently organized.

Fixed Income ETF Risk. Investing in ETFs that own fixed income securities subject the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Fund-of-Funds Structure Risk. Your cost of investing in a fund that invests in ETFs will be higher than the cost of investing directly in the underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Shareholders of the Fund bear their proportionate share of an ETF's fees and expenses as well as their share of the Fund's fees and expenses. Also, the fund may be prevented from fully allocating assets to an ETF due to fund-of-funds investment limitations. The risks of investing in ETFs typically reflect the risks of the types of securities in which the ETFs invest.

Inverse ETF Risk. Inverse or "short" ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Similar to the risks presented by short sales of securities, inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

Real Estate ETF Risk. ETFs investing in securities of real estate investment trusts ("REITs") may be affected by changes in the value of the REIT's underlying properties and by defaults by borrowers or tenants. ETFs may invest in REITs with limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self liquidations. The return of a REIT ETF may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REIT ETFs generally will be taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. Investing in sector-specific funds may entail greater risks than investing in funds diversified across sectors. ETFs that may invest in a limited number of industries within a sector may be subject to a greater level of market risk and their performance may be more volatile than the funds that do not concentrate their investments in a specific sector.

Tracking Risk. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by ETFs may, from time to time, temporarily be unavailable, which may further impede an ETFs' ability to track their applicable indices.

Trading Discount Risk. The market value of ETF shares may differ from net asset value. This difference in price may be due to the fact that ETF shares supply and demand is not always identical to supply and demand for an ETF's underlying basket of securities. At times, an ETF's shares may trade at a premium or discount to its net asset value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows the performance of the Fund for the period shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	06/09	13.12%
Worst quarter:	06/10	(12.03)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below indicates how the Fund's average annual return for the calendar period compared to the returns of broad-based securities market indices.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND | Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from February 29, 2008.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND | 60% MSCI All Country World Index/40% Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from February 29, 2008.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.77%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.79%	[17]
1 Year	rr_ExpenseExampleYear01	282
3 Years	rr_ExpenseExampleYear03	1,072
5 Years	rr_ExpenseExampleYear05	1,881
10 Years	rr_ExpenseExampleYear10	3,988
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.54%	[17]
1 Year	rr_ExpenseExampleYear01	257
3 Years	rr_ExpenseExampleYear03	999
5 Years	rr_ExpenseExampleYear05	1,763
10 Years	rr_ExpenseExampleYear10	3,769
Annual Return 2010	rr_AnnualReturn2010	8.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.62%)
1 Year	rr_AverageAnnualReturnYear01	8.79%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	13.63%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[18]
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.32%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	13.11%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[18]
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.73%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[18]
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Lake Partners LASSO Alternatives Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return with reduced correlation to the conventional stock and bond markets.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fee and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 116.68%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.68%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is structured as a fund-of-funds. Under normal circumstances, the Fund pursues its objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"), that use alternative or hedging strategies ("Hedged Mutual Funds"). The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which provide exposure to hedging or alternative investment strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets in Hedged Mutual Funds and other investments with exposure to hedging or alternative investment strategies. The Fund's strategy is implemented by the subadviser using its proprietary LASSO®, Long and Short Strategic Opportunities®, strategy. The LASSO strategy is intended to produce long-term total returns with lower volatility and/or reduced correlations compared to conventional equity and fixed income asset classes across a variety of market climates.

Hedging strategies used by underlying funds include the use of short selling, options, futures, derivatives or similar instruments to mitigate risk. Alternative investment strategies include long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; illiquid, private placement or distressed securities; and other investments and investment techniques that are expected to have reduced correlation with major market indices. The Fund generally seeks to maintain net equity exposure ranging between twenty percent to fifty percent of net assets.

The subadviser employs a "top down" and "bottom up" approach to underlying fund selection. Top down measures include an assessment of economic trends and market opportunities and an evaluation of strategy dynamics and risks. The bottom up portion of the investment process involves both qualitative and quantitative measures. In selecting underlying funds the subadviser looks at certain criteria, including consistency of performance, on both an absolute and relative basis, changes in volatility and correlations over time, investment style of the underlying fund including the investment process and portfolio characteristics, character of the underlying fund manager and transparency with investors and sound organizational structure. To manage risk, the subadviser monitors volatility and net equity exposure, maintains a diversified portfolio, utilizes a dynamic and flexible allocation process across changing investment environments and applies judgment to a strong sell discipline. The Fund's investment strategies may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund. The risks discussed below for the underlying funds expose the Fund to the same risks.

Aggressive Investment Technique Risk. Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes an underlying fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity Risk. Investing in underlying funds that invest long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject an underlying fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund's ability to invest in underlying funds that invest in the commodities market and its ability to invest in commodities linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield. When underlying funds use derivatives instruments to seek credit exposure to underlying issuers, the underlying funds are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying funds invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the underlying funds are subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Currency Risk. The value of the securities held by an underlying fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that an underlying fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the underlying fund to the effects of leverage, which could increase the underlying fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subject the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the underlying fund. The use of derivatives can magnify gains or losses.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in exchange-traded funds ("ETFs") and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.

Exchange-Traded Note Risk. The returns of exchange-traded notes ("ETNs") are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer's credit quality or a downgrade in the issuer's credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs' fees and expenses as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Fixed Income Risk. Investing in underlying funds that invest long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Investing in underlying funds that invest long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

Fund-of-Funds Structure Risk. Your cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds. Furthermore, the Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the underlying fund's value or prevent the fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the adviser's skill in selecting managers and the subadviser's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund's share price. An underlying fund may decline in value even when the value of stocks or bonds in general are rising. Overall financial market risks affect the value of the underlying funds and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-Diversified Risk. An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of securities by the Fund or underlying funds may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

Short Sales Risk. The underlying funds may sell securities short. Short sales involve the risk that an underlying fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by an underlying fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If underlying funds take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, an underlying fund's potential losses could exceed those of mutual funds that hold only long positions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Risk. An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows the performance of the Class I shares of the Fund for the period shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class N shares would be lower than the returns of the Class I shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Class I shares of the Fund for the period shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	09/10	5.38%
Worst quarter:	06/10	(4.62)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND | HFRX Equity Hedge Index (Reflects no deduction for taxes, expenses or fees. Index data.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.93%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%	[18]
ASTON/FORTIS REAL ESTATE FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[19]
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	883
10 Years	rr_ExpenseExampleYear10	1,961
Annual Return 2001	rr_AnnualReturn2001	7.29%
Annual Return 2002	rr_AnnualReturn2002	4.60%
Annual Return 2003	rr_AnnualReturn2003	36.28%
Annual Return 2004	rr_AnnualReturn2004	33.39%
Annual Return 2005	rr_AnnualReturn2005	13.17%
Annual Return 2006	rr_AnnualReturn2006	35.96%
Annual Return 2007	rr_AnnualReturn2007	(19.14%)
Annual Return 2008	rr_AnnualReturn2008	(41.88%)
Annual Return 2009	rr_AnnualReturn2009	28.91%
Annual Return 2010	rr_AnnualReturn2010	29.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.07%)
1 Year	rr_AverageAnnualReturnYear01	29.16%
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1997
ASTON/FORTIS REAL ESTATE FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.47%
5 Years	rr_AverageAnnualReturnYear05	(1.13%)
10 Years	rr_AverageAnnualReturnYear10	7.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1997
ASTON/FORTIS REAL ESTATE FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.96%
5 Years	rr_AverageAnnualReturnYear05	0.66%
10 Years	rr_AverageAnnualReturnYear10	7.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1997
ASTON/FORTIS REAL ESTATE FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[19]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	422
5 Years	rr_ExpenseExampleYear05	752
10 Years	rr_ExpenseExampleYear10	1,686
1 Year	rr_AverageAnnualReturnYear01	29.50%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2005
ASTON/FORTIS REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Fortis Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through a combination of growth and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75.30%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in real estate investment trusts ("REITs") and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector. The portfolio managers do not invest the Fund's assets in real estate directly. In selecting securities for the Fund, the portfolio managers analyze long-term trends in property types and geographic regions. The portfolio managers use a combination of a top-down and a bottom-up approach emphasizing growth and/or GARP style investing. The Fund is classified as non-diversified.

Top-down approach involves:

■	analyzing demographic and economic trends
■	reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves researching individual companies, focusing on companies with:

■	revenues primarily derived from real estate related activities
■	a significant portion of revenues from rental income

■	management stake in performance
■	a strong balance sheet and/or consistent earnings
■	internal growth prospects
■	potential growth from acquisition or development
■	free cash flow

The Fund may invest in foreign securities (directly and through depositary receipts).

Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or a group of related sectors that react similarly to market, economic or other events. To manage risk, the portfolio managers employ a strategy of sector and position constraints, and adhere to a strong sell discipline. The Fund's investment strategies may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GARP Style Risk. Growth at a reasonable price ("GARP") investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. The Common share class and Investor share class of ASTON/Fortis Real Estate Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	09/09	31.09%
Worst quarter:	12/08	(39.07)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/FORTIS REAL ESTATE FUND | MSCI US REIT Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from December 31, 1997. Index return for Class I shares' inception, computed from September 30, 2005, is 3.19%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	10.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.09%
ASTON/MONTAG & CALDWELL BALANCED FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[20]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%	[20]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	484
5 Years	rr_ExpenseExampleYear05	853
10 Years	rr_ExpenseExampleYear10	1,890
Annual Return 2001	rr_AnnualReturn2001	(5.52%)
Annual Return 2002	rr_AnnualReturn2002	(12.35%)
Annual Return 2003	rr_AnnualReturn2003	11.66%
Annual Return 2004	rr_AnnualReturn2004	3.13%
Annual Return 2005	rr_AnnualReturn2005	3.38%
Annual Return 2006	rr_AnnualReturn2006	6.12%
Annual Return 2007	rr_AnnualReturn2007	15.34%
Annual Return 2008	rr_AnnualReturn2008	(19.40%)
Annual Return 2009	rr_AnnualReturn2009	19.68%
Annual Return 2010	rr_AnnualReturn2010	7.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.36%)
1 Year	rr_AverageAnnualReturnYear01	7.22%
5 Years	rr_AverageAnnualReturnYear05	4.83%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
ASTON/MONTAG & CALDWELL BALANCED FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.91%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
ASTON/MONTAG & CALDWELL BALANCED FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
ASTON/MONTAG & CALDWELL BALANCED FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[20]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[20]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	721
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	7.29%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
ASTON/MONTAG & CALDWELL BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Montag & Caldwell Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.68%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.68%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of  $5 billion or more at the time of acquisition. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

■	have a strong history of earnings growth
■	are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
■	have strong balance sheets
■	have a sustainable competitive advantage
■	are currently, or have the potential to become, industry leaders
■	have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

When selecting equity securities, the portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline in order to minimize risk.

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily through actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:

■	U.S. government securities
■	corporate bonds
■	mortgage/asset-backed securities
■	money market securities and repurchase agreements

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Prepayment Risk. Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce the Fund's total return.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	06/09	9.21%
Worst quarter:	12/08	(10.36)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/MONTAG & CALDWELL BALANCED FUND | S&P 500 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares' inception, computed from December 31, 1998, is 1.99%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
ASTON/MONTAG & CALDWELL BALANCED FUND | Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares' inception, computed from December 31, 1998, is 5.63%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
ASTON/MONTAG & CALDWELL BALANCED FUND | 60% S&P 500 Index/40% Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares are computed from October 31, 1994. Index return for Class I shares' inception, computed from December 31,1998, is 3.80%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	3.55%
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
ASTON/TCH FIXED INCOME FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[21]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	596
10 Years	rr_ExpenseExampleYear10	1,337
Annual Return 2001	rr_AnnualReturn2001	7.46%
Annual Return 2002	rr_AnnualReturn2002	6.66%
Annual Return 2003	rr_AnnualReturn2003	3.89%
Annual Return 2004	rr_AnnualReturn2004	4.58%
Annual Return 2005	rr_AnnualReturn2005	1.36%
Annual Return 2006	rr_AnnualReturn2006	6.38%
Annual Return 2007	rr_AnnualReturn2007	4.16%
Annual Return 2008	rr_AnnualReturn2008	(1.73%)
Annual Return 2009	rr_AnnualReturn2009	16.53%
Annual Return 2010	rr_AnnualReturn2010	8.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.95%)
1 Year	rr_AverageAnnualReturnYear01	8.22%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	5.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 13, 1993
ASTON/TCH FIXED INCOME FUND | Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 13, 1993
ASTON/TCH FIXED INCOME FUND | Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.31%
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 13, 1993
ASTON/TCH FIXED INCOME FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[21]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	461
10 Years	rr_ExpenseExampleYear10	1,046
1 Year	rr_AverageAnnualReturnYear01	8.40%
5 Years	rr_AverageAnnualReturnYear05	6.76%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
ASTON/TCH FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/TCH Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income consistent with prudent risk of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.92%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.92%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested  $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The portfolio managers select securities based on various methods of quantitative and fundamental analysis and research.

The portfolio managers seek to maintain an average weighted portfolio maturity of three to ten years. The portfolio managers emphasize investment-grade fixed income securities, but may invest in high yield securities. The Fund may use futures, swaps and other derivatives for hedging purposes, to manage portfolio duration or to seek total return. Derivatives are expected to consist primarily of futures contracts, interest rate swaps and credit default swaps. Derivatives may be used to hedge interest rate risk and credit risk. Derivatives also may be used to seek exposure to asset classes in which the Fund is authorized to invest. For example, derivatives may provide exposure to specific credits that are not available in the cash markets, or may provide more efficient access to such credits. Derivatives will not be used to seek exposure to asset classes that the Fund may not invest in directly. The net notional (or market exposure) of derivatives instruments will not exceed the net assets of the Fund.

The Fund may invest in foreign securities.

The portfolio managers manage risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity, and maturity.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund's yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. Recent market events have caused the markets for asset-backed and mortgage-backed securities to experience significantly lower valuations and reduced liquidity.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield. When the Fund uses derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Prepayment Risk. Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce the Fund's total return.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund's Web site, www.astonfunds.com, or by calling 800 992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	06/09	7.86%
Worst quarter:	09/08	(4.95)%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Taplin, Canida & Habacht, LLC became the subadviser as of December 1, 2006. Performance prior to that date may have been different if the current subadviser had been employed.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/TCH FIXED INCOME FUND | Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares is computed from November 30, 1993. Index return for Class I shares' inception, computed from July 31, 2000, is 6.23%.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%

[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[2]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rate shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds.
[3]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rate shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[4]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rate shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[5]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[6]	Other expenses are estimated for the current fiscal year.
[7]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rate shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[8]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[9]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[10]	Class N shares commenced operations on March 3, 2010, and therefore no returns are shown for Class N shares.
[11]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[12]	Class I shares commenced on November 2, 2010, and therefore no returns are shown for Class I shares.
[13]	Other expenses are estimated for the current fiscal year.
[14]	Class I shares commenced operations on March 3, 2010, and therefore no returns are shown for Class I shares.
[15]	The subadvisory agreement provides that for each full calendar year of operations, if in any such period the Fund had a total return (before taxes) of less than zero, then the subadviser will waive its fee in its entirety for the next succeeding calendar year. For any period when this waiver is in effect, the adviser has agreed to reduce its advisory fee to 0.15% for the next succeeding calendar year. Based on these terms, no waiver is in effect for the 2011 calendar year. The adviser may not terminate this agreement before its current term ending December 31, 2011.
[16]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the date such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commenced of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[17]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table to the extent that ordinary operating expenses, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[18]	Class N shares commenced operations on March 3, 2010, and therefore no returns are shown for Class N shares.
[19]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[20]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[21]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.